UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

  Date of fiscal year end:   December 31,

 Date of reporting period:   March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Australia: 1.2%
94,088	Aquarius Platinum Ltd. (GBP) * #	$12,409
4,172,411	Paladin Energy Ltd. (CAD) *	1,185,999
		1,198,408
Canada: 4.3%
586,246	Africa Oil Corp. * †	851,711
182,361	First Quantum Minerals Ltd.	2,210,218
304,686	IAMGOLD Corp. (USD) *	569,763
186,236	Semafo, Inc. *	561,722
		4,193,414
Egypt: 21.6%
1,131,597	Commercial International Bank Egypt SAE (GDR) # Reg S	7,960,612
926,320	Egyptian Financial Group-Hermes Holding SAE * #	1,924,723
1,551,308	Egyptian Kuwaiti Holding Co. (USD) * #	914,895
479,888	Ezz Steel * #	868,811
1,324,970	Global Telecom Holding SAE (GDR) * Reg S	2,914,934
6,354,826	Orascom Telecom Media and Technology Holding SAE * #	947,003
371,003	Sidi Kerir Petrochemcials Co. #	728,409
2,604,038	Talaat Moustafa Group #	3,567,476
861,671	Telecom Egypt #	1,262,962
		21,089,825
France: 2.2%
30,469	Bourbon SA †	521,943
219,433	Etablissements Maurel et Prom * #	1,600,880
		2,122,823
Ireland: 1.2%
21,136,105	Kenmare Resources Plc (GBP) *	1,145,245
Kenya: 3.2%
16,713,900	Safaricom Ltd.	3,084,112
Malta: 0.1%
21,425	Brait SE * #	147,561
Morocco: 9.4%
83,351	Attijariwafa Bank #	3,138,594
79,502	Banque Centrale Populaire	1,811,552
53,452	Banque Marocaine du Commerce Exterieur	1,234,067
148,110	Douja Promotion Groupe Addoha SA	472,779
185,465	Maroc Telecom #	2,472,404
		9,129,396
Nigeria: 20.6%
51,192,442	First Bank Nigeria Holdings Plc #	2,233,525
46,170,939	Guaranty Trust Bank Plc #	6,092,204
497,400	Nestle Nigeria Plc #	2,108,244
5,457,529	Nigerian Breweries Plc #	3,932,584
47,601,186	United Bank for Africa Plc #	968,423
44,821,210	Zenith Bank Ltd. #	4,723,460
		20,058,440
Singapore: 1.1%
3,621,800	Golden Agri-Resources Ltd. #	1,121,330
South Africa: 22.0%
3,714	Aeci Ltd.	36,784
86,258	African Bank Investments Ltd. * # §	856
6,807	African Rainbow Minerals Ltd. #	55,422
4,855	Anglo American Platinum Ltd. * #	118,978
29,086	AngloGold Ashanti Ltd. (ADR) * †	271,663
13,955	ArcelorMittal South Africa Ltd. *	21,745
22,859	Aspen Pharmacare Holdings Ltd. #	723,024
24,132	Aveng Ltd. * #	22,406
20,046	AVI Ltd. #	136,224
21,232	Barclays Africa Group Ltd. #	323,921
10,672	Barloworld Ltd. #	81,518
20,461	Bidvest Group Ltd. #	554,054
5,611	Capitec Bank Holdings Ltd. #	243,081
9,440	Clicks Group Ltd. #	71,126
19,712	Coronation Fund Managers Ltd. #	159,499
29,990	Discovery Ltd. #	308,115
10,651	Exxaro Resources Ltd. † #	88,040
215,127	FirstRand Ltd. #	989,988
13,377	Foschini Group Ltd. #	199,098
43,843	Gold Fields Ltd. (ADR)	175,810
24,575	Harmony Gold Mining Co. Ltd. (ADR) *	42,760
39,090	Impala Platinum Holdings Ltd. * #	189,220
12,361	Imperial Holdings Ltd. #	196,185
18,115	Investec Ltd. #	150,066
30,736	Investec PCL (GBP) #	255,099
3,162	JD Group Ltd. *	6,968
4,285	Kumba Iron Ore Ltd. † #	55,080
10,304	Liberty Holdings Ltd.	142,744
70,966	Life Healthcare Group Holdings Ltd. #	247,427
29,250	Lonmin Plc (GBP) * #	50,904
4,758	Massmart Holdings Ltd. #	58,751
29,890	Mediclinic International Ltd. #	300,404
82,376	MMI Holdings Ltd.	223,137
7,871	Mondi Ltd. #	150,703
15,654	Mr. Price Group Ltd. #	335,162
109,889	MTN Group Ltd. #	1,854,365
17,056	Murray & Roberts Holdings Ltd.	19,271
30,788	Nampak Ltd. #	103,251
28,470	Naspers Ltd. #	4,371,638
10,377	Nedbank Group Ltd. #	203,453
68,303	Netcare Ltd. #	234,477
14,936	Northern Platinum Ltd. * #	56,517
15,256	Pick n Pay Stores Ltd. † #	62,207
10,730	Pioneer Foods Ltd.	157,502
35,536	PPC Ltd. † #	53,750
32,006	Remgro Ltd. #	701,141
18,481	Resilient Property Income Fund Ltd. #	158,437
7,590	Reunert Ltd.	37,598
48,615	RMB Holdings Ltd. #	279,944
55,814	RMI Holdings #	212,759
115,302	Sanlam Ltd. #	743,880
16,358	Sappi Ltd. * †	66,060
36,675	Sasol Ltd. (ADR)	1,248,417
25,557	Shoprite Holdings Ltd. #	345,898
13,042	Sibanye Gold Ltd. (ADR)	111,248
10,712	Spar Group Ltd. #	166,521
79,798	Standard Bank Group Ltd. #	1,103,882
163,616	Steinhoff International Holdings Ltd. † #	1,025,116
3,573	Sun International Ltd. #	37,076
19,972	Telkom SA SOC Ltd. * #	130,405
9,621	Tiger Brands Ltd. #	242,343
17,747	Truworths International Ltd. #	128,954
24,456	Vodacom Group Ltd. #	267,411
55,158	Woolworths Holdings Ltd. #	391,467
		21,500,950
United Kingdom: 11.0%
1,476,888	Afren Plc * †	67,746
252,905	African Barrick Gold Ltd. #	981,088
1,189,538	African Minerals Ltd. * † #	17,888
90,730	Anglo American Plc #	1,356,056
2,007,917	Cenatamin Plc #	1,709,302
346,986	Old Mutual Plc #	1,139,885
1,023,933	Ophir Energy Plc * #	2,045,832
22,985	Petra Diamonds Ltd. * #	61,995
13,950	Randgold Resources Ltd. (ADR)	966,316
568,407	Tullow Oil Plc #	2,384,649
		10,730,757
United States: 1.3%
138,715	Kosmos Energy Ltd. *	1,097,236
2,222	Royal Caribbean Cruises Ltd.	181,871
		1,279,107
Total Common Stocks (Cost: $102,991,721)		96,801,368
REAL ESTATE INVESTMENT TRUSTS: 0.9%
Nigeria: 0.0%
40,301	Afriland Properties Plc * # §	536
South Africa: 0.9%
113,764	Capital Property Fund #	131,460
149,595	Growthpoint Properties Ltd. #	353,580
16,564	Hyprop Investments Ltd.	161,317
253,388	Redefine Properties Ltd. #	259,030
		905,387
Total Real Estate Investment Trusts (Cost: $828,683)		905,923
RIGHTS: 0.0% (Cost: $0)
South Africa: 0.0%
2,947	Discovery Ltd. Rights (ZAR 90.00, expiring 04/02/15) * #	8,464
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $103,820,404)		97,715,755

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3%
Repurchase Agreements: 1.3%
$1,000,000	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,020,000 including accrued interest)	1,000,000

282,008	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $282,009; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $287,648 including accrued interest)	282,008

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,282,008)		1,282,008
Total Investments: 101.4% (Cost: $105,102,412)		98,997,763
Liabilities in excess of other assets: (1.4)%		(1,396,734)
NET ASSETS: 100.0%		$97,601,029

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,175,579.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $76,115,517 which represents 78.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,392 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	7.0%	$6,873,535
Consumer Staples	8.6	8,402,730
Energy	11.4	11,092,453
Financials	44.5	43,444,145
Health Care	1.5	1,505,332
Industrials	0.7	714,847
Materials	13.1	12,749,117
Telecommunication Services	13.2	12,933,596
	100.0%	$97,715,755

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,185,999	$12,409	$—	$1,198,408
Canada	4,193,414	—	—	4,193,414
Egypt	2,914,934	18,174,891	—	21,089,825
France	521,943	1,600,880	—	2,122,823
Ireland	1,145,245	—	—	1,145,245
Kenya	3,084,112	—	—	3,084,112
Malta	—	147,561	—	147,561
Morocco	3,518,398	5,610,998	—	9,129,396
Nigeria	—	20,058,440	—	20,058,440
Singapore	—	1,121,330	—	1,121,330
South Africa	2,561,707	18,939,243	—	21,500,950
United Kingdom	1,034,062	9,696,695	—	10,730,757
United States	1,279,107	—	—	1,279,107
Real Estate Investment Trusts
Nigeria	—	—	536	536
South Africa	161,317	744,070	—	905,387
Rights
South Africa	—	8,464	—	8,464
Repurchase Agreements	—	1,282,008	—	1,282,008
Total	$21,600,238	$77,396,989	$536	$98,997,763

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $371,196 and transfers from Level 2 to Level 1 were $1,576,570. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Real Estate Investment Trusts
Nigeria
Balance as of December 31, 2014	$636
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(100)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2015	$536

See Notes to Schedules of Investments

BRAZIL SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 77.8%
Automobiles & Components: 2.4%
154,150	Mahle-Metal Leve SA Industria e Comercio	$961,158
190,550	Tupy SA	979,154
		1,940,312
Capital Goods: 1.6%
186,200	Iochpe Maxion SA	586,333
282,100	Mills Estruturas e Servicos de Engenharia SA	700,930
		1,287,263
Commercial & Professional Services: 3.7%
41,281	Atento SA (USD) *	490,831
180,850	Valid Solucoes SA	2,513,104
		3,003,935
Consumer Durables & Apparel: 17.2%
78,150	Arezzo Industria e Comercio SA	601,144
672,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,791,528
325,600	Direcional Engenharia SA	636,601
691,400	Even Construtora e Incorporadora SA	957,525
299,700	EZ Tec Empreendimentos e Participacoes SA	1,894,987
560,261	Gafisa SA (ADR) †	739,545
397,500	Grendene SA	2,036,354
268,355	Helbor Empreendimentos SA	333,809
863,450	MRV Engenharia e Participacoes SA	2,172,456
2,597,000	PDG Realty SA Empreendimentos e Participacoes *	406,856
504,500	Restoque Comercio e Confeccoes de Roupas SA	1,049,609
113,150	Technos SA	197,473
165,800	Tecnisa SA	202,604
		14,020,491
Consumer Services: 4.6%
355,750	Abril Educacao SA *	1,361,002
121,150	CVC Brasil Operadora e Agencia de Viagens SA	537,129
209,050	GAEC Educacao SA	996,927
135,300	International Meal Company Alimentacao SA	279,795
150,400	Ser Educacional SA	592,825
		3,767,678
Energy: 0.7%
266,200	QGEP Participacoes SA	548,823
Financial: 0.5%
141,240	GP Investments Ltd. (BDR) *	252,250
202,709	Rossi Residencial SA *	165,772
		418,022
Food & Staples Retailing: 0.2%
756,100	Brazil Pharma SA *	161,097
Food, Beverage & Tobacco: 6.3%
876,000	Marfrig Alimentos SA *	1,108,878
306,600	Minerva SA *	706,086
199,750	Sao Martinho SA	2,422,122
118,850	SLC Agricola SA	652,054
990,148	Vanguarda Agro SA *	291,626
		5,180,766
Health Care Equipment & Services: 5.8%
294,200	Fleury SA	1,474,895
957,550	Odontoprev SA	3,261,290
		4,736,185
Insurance: 0.2%
248,200	Brasil Insurance Participacoes e Administracao SA	151,647
Materials: 1.6%
2,527,020	Beadell Resources Ltd. (AUD) † #	493,875
578,665	Magnesita Refratarios SA	424,269
421,900	Paranapanema SA *	389,969
		1,308,113
Media: 3.2%
167,050	Smiles SA	2,643,238
Real Estate: 7.9%
178,400	Aliansce Shopping Centers SA	944,670
597,250	BR Properties SA	2,445,852
540,700	Brasil Brokers Participacoes SA	462,506
183,900	Iguatemi Empresa de Shopping Centers SA	1,624,910
346,300	JHSF Participacoes SA	217,011
164,922	LPS Brasil Consultoria de Imoveis SA	266,124
82,650	Sonae Sierra Brasil SA	491,775
		6,452,848
Retailing: 4.0%
435,150	Cia Hering SA	2,236,048
276,250	Magazine Luiza SA	444,901
126,350	Marisa Lojas SA	558,204
		3,239,153
Software & Services: 1.5%
86,200	Linx SA	1,261,312
Transportation: 5.6%
220,700	Arteris SA	518,635
617,700	Cosan Logistica SA *	516,758
379,435	Gol Linhas Aereas Inteligentes SA (ADR) *	922,027
243,100	Julio Simoes Logistica SA	830,252
1,334,900	Prumo Logistica SA *	108,748
357,500	Santos Brasil Participacoes SA	1,223,199
92,550	Tegma Gestao Logistica SA	423,087
		4,542,706
Utilities: 10.8%
408,800	Alupar Investimento SA	2,472,103
186,900	Cia de Saneamento de Minas Gerais SA	1,083,376
553,400	EDP Energias do Brasil SA	1,794,642
238,422	Equatorial Energia SA	2,334,504
261,400	Light SA	1,179,414
		8,864,039
Total Common Stocks (Cost: $102,468,414)		63,527,628
PREFERRED STOCKS: 21.7%
Banks: 1.9%
171,333	Banco ABC Brasil SA #	617,358
143,650	Banco Daycoval SA	377,179
133,650	Banco Industrial e Comercial SA *	307,790
489,184	Banco Pan SA	229,912
		1,532,239
Capital Goods: 1.7%
1,156,450	Marcopolo SA	837,023
559,300	Randon Implementos e Participacoes SA	574,800
		1,411,823
Consumer Durables & Apparel: 3.4%
916,555	Alpargatas SA	2,811,510
Financial: 2.2%
529,750	Banco do Estado do Rio Grande do Sul SA	1,825,837
Insurance: 4.4%
805,168	Sul America SA	3,584,916
Materials: 6.4%
727,400	Bradespar SA	2,413,613
826,300	Metalurgica Gerdau SA	2,798,735
		5,212,348
Utilities: 1.7%
32,850	Cia Energetica do Ceara	426,122
310,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	950,144
		1,376,266
Total Preferred Stocks (Cost: $22,842,369)		17,754,939
REAL ESTATE INVESTMENT TRUST: 0.7% (Cost: $666,859)
Real Estate: 0.7%
17,710	FII BTG Pactual Corporate Office Fund	572,604
RIGHTS: 0.0% (Cost: $0)
Real Estate: 0.0%
77,787	JHSF Participacoes SA Rights (BRL 2.07, expiring 04/13/15) *	487
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $125,977,642)		81,855,658

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2% (Cost: $190,592)
Repurchase Agreement: 0.2%
$190,592	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $190,593; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $194,404 including accrued interest)	190,592

Total Investments: 100.4% (Cost: $126,168,234)		82,046,250
Liabilities in excess of other assets: (0.4)%		(343,300)
NET ASSETS: 100.0%		$81,702,950

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $166,189.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,111,233 which represents 1.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	34.9%	$28,588,154
Consumer Staples	6.5	5,341,863
Energy	0.7	548,823
Financials	17.6	14,372,828
Health Care	5.8	4,736,185
Industrials	12.5	10,245,727
Information Technology	1.5	1,261,312
Materials	8.0	6,520,461
Utilities	12.5	10,240,305
	100.0%	$81,855,658

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,940,312	$—	$—	$1,940,312
Capital Goods	1,287,263	—	—	1,287,263
Commercial & Professional Services	3,003,935	—	—	3,003,935
Consumer Durables & Apparel	14,020,491	—	—	14,020,491
Consumer Services	3,767,678	—	—	3,767,678
Energy	548,823	—	—	548,823
Financial	418,022	—	—	418,022
Food & Staples Retailing	161,097	—	—	161,097
Food, Beverage & Tobacco	5,180,766	—	—	5,180,766
Health Care Equipment & Services	4,736,185	—	—	4,736,185
Insurance	151,647	—	—	151,647
Materials	814,238	493,875	—	1,308,113
Media	2,643,238	—	—	2,643,238
Real Estate	6,452,848	—	—	6,452,848
Retailing	3,239,153	—	—	3,239,153
Software & Services	1,261,312	—	—	1,261,312
Transportation	4,542,706	—	—	4,542,706
Utilities	8,864,039	—	—	8,864,039
Preferred Stocks
Banks	914,881	617,358	—	1,532,239
Capital Goods	1,411,823	—	—	1,411,823
Consumer Durables & Apparel	2,811,510	—	—	2,811,510
Financial	1,825,837	—	—	1,825,837
Insurance	3,584,916	—	—	3,584,916
Materials	5,212,348	—	—	5,212,348
Utilities	1,376,266	—	—	1,376,266
Real Estate Investment Trust
Real Estate	572,604	—	—	572,604
Rights
Real Estate	487	—	—	487
Repurchase Agreement	—	190,592	—	190,592
Total	$80,744,425	$1,301,825	$—	$82,046,250

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

CHINAAMC A-SHARE ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.9%
Automobiles & Components: 2.8%
112,000	Beiqi Foton Motor Co. Ltd. #	$136,456
31,181	Byd Co. Ltd. #	263,223
143,457	Chongqing Changan Automobile Co. Ltd. # §	469,505
54,200	FAW Car Co. Ltd. #	171,292
93,100	Fuyao Glass Industry Group Co. Ltd. #	251,369
26,757	Great Wall Motor Co. Ltd.	224,471
65,200	Huayu Automotive Systems Co. Ltd. # §	218,962
219,839	SAIC Motor Corp. Ltd.	881,540
63,500	Wanxiang Qianchao Co. Ltd. #	177,543
39,432	Weifu High-Technology Group Co. Ltd. #	224,166
		3,018,527
Banks: 17.2%
1,758,900	Agricultural Bank of China Ltd. #	1,043,029
421,140	Bank of Beijing Co. Ltd. #	742,104
1,540,800	Bank of China Ltd. #	1,090,657
1,043,400	Bank of Communications Co. Ltd. #	1,076,745
118,400	Bank of Nanjing Co. Ltd. #	284,172
64,700	Bank of Ningbo Co. Ltd. #	186,671
212,000	China CITIC Bank Corp. Ltd.	251,681
637,600	China Construction Bank Corp.	627,357
1,322,900	China Everbright Bank Co. Ltd.	1,009,310
1,096,771	China Merchants Bank Co. Ltd.	2,754,488
1,801,404	China Minsheng Banking Corp. Ltd. #	2,817,737
295,800	Huaxia Bank Co. Ltd. #	616,413
1,231,500	Industrial & Commercial Bank of China Ltd. #	967,182
759,791	Industrial Bank Co. Ltd. #	2,256,074
379,540	Ping An Bank Co. Ltd. #	965,502
743,855	Shanghai Pudong Development Bank Co. Ltd.	1,894,553
		18,583,675
Capital Goods: 13.0%
88,200	AVIC Aircraft Co. Ltd.	386,398
11,800	AVIC Helicopter Co. Ltd.	90,352
35,099	China Avic Electronics Co. Ltd.	173,242
84,600	China Baoan Group Co. Ltd. #	227,171
20,520	China CAMC Engineering Co. Ltd.	109,888
269,300	China CNR Corp. Ltd. #	808,656
93,824	China Communications Construction Co. Ltd.	279,825
45,700	China CSSC Holdings Ltd.	331,862
152,900	China Gezhouba Group Co. Ltd. #	252,641
57,200	China International Marine Containers Group Co. Ltd.	209,163
131,200	China National Chemical Engineering Co. Ltd. #	206,434
204,500	China Railway Construction Corp. Ltd. #	610,936
454,400	China Railway Group Ltd. #	924,232
488,200	China Shipbuilding Industry Co. Ltd.	790,620
39,300	China Spacesat Co. Ltd. #	219,440
996,791	China State Construction Engineering Corp. Ltd.	1,233,207
136,200	China XD Electric Co. Ltd.	177,731
20,635	CPT Technology Group Co. Ltd. * #	71,928
313,200	CSR Corp. Ltd. #	858,324
66,400	Dongfang Electric Corp. Ltd.	232,094
68,500	Fangda Carbon New Material Co. Ltd. # §	143,804
56,100	Han’s Laser Technology Co. Ltd. #	187,909
28,600	Jiangxi Hongdu Aviation Industry Corp. Ltd.	156,803
16,600	Luxshare Precision Industry Co. Ltd. #	104,048
323,700	Metallurgical Corp of China Ltd.	292,915
28,500	Minmetals Development Co. Ltd.	93,504
96,805	NARI Technology Development Co. Ltd. #	324,133
5,400	Neway Valve Suzhou Co. Ltd.	19,912
191,400	Power Construction Corp. of China Ltd. #	304,077
202,500	Sany Heavy Industry Co. Ltd.	330,880
91,170	Shanghai Construction Co. Ltd.	163,234
131,800	Shanghai Electric Group Co. Ltd. #	232,963
18,700	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. #	105,435
31,176	Shenzhen Inovance Technology Co. Ltd.	210,049
34,900	Siasun Robot & Automation Co. Ltd. #	292,294
58,600	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	332,384
172,262	TBEA Co. Ltd.	400,396
70,500	Weichai Power Co. Ltd. #	355,884
94,200	XCMG Construction Machinery Co. Ltd.	232,476
38,900	Xi’ An Aero-Engine Plc	241,509
112,951	Xiamen C & D, Inc.	256,707
102,200	Xinjiang Goldwind Science & Technology Co. Ltd. #	313,335
40,150	XJ Electric Co. Ltd. #	176,080
59,000	Zhengzhou Yutong Bus Co. Ltd. #	282,650
291,900	Zoomlion Heavy Industry Science and Technology Co. Ltd.	344,653
		14,092,178
Commercial & Professional Services: 0.5%
26,900	Beijing Orient Landscape Co. Ltd. # §	102,027
35,600	Beijing Originwater Technology Co. Ltd.	248,872
38,500	BlueFocus Communication Group Co. Ltd.	226,357
		577,256
Consumer Durables & Apparel: 3.5%
160,814	Gree Electric Appliances, Inc. #	1,135,001
12,600	Guangdong Alpha Animation and Culture Co. Ltd.	89,384
35,800	Heilan Home Co. Ltd.	84,193
52,200	Hisense Electric Co. Ltd.	195,594
140,097	Midea Group Co. Ltd. #	742,312
101,100	Qingdao Haier Co. Ltd. #	421,393
42,700	Shenzhen MTC Co. Ltd. *	77,278
245,500	Sichuan Changhong Electric Co. Ltd. #	237,651
567,800	TCL Corp. #	540,631
103,600	Youngor Group Co. Ltd.	316,335
		3,839,772
Consumer Services: 0.9%
24,600	China International Travel Service Corp. Ltd. # §	227,707
106,000	Shanghai Oriental Pearl Group Co. Ltd. #	282,608
246,500	Shenzhen Overseas Chinese Town Co. Ltd. #	385,219
23,734	Zhejiang Yasha Decoration Co. Ltd. #	116,756
		1,012,290
Diversified Financials: 0.8%
296,139	Shenwan Hongyuan Group Co. Ltd. *	824,466
Energy: 3.0%
121,700	China Coal Energy Co. Ltd.	135,056
39,400	China Oilfield Services Ltd. #	141,060
424,700	China Petroleum & Chemical Corp.	439,113
131,535	China Shenhua Energy Co. Ltd.	426,243
208,200	Guanghui Energy Co. Ltd. *	329,112
32,900	Guizhou Panjiang Refined Coal Co. Ltd.	68,776
54,300	Jizhong Energy Resources Co. Ltd.	76,288
117,680	Offshore Oil Engineering Co. Ltd. #	241,228
322,800	PetroChina Co. Ltd.	610,756
33,200	Shaanxi Coal Industry Co. Ltd. #	43,728
61,100	Shanxi Lu’an Environmental Energy Development Co. Ltd. *	120,730
104,700	Shanxi Xishan Coal & Electricity Power Co. Ltd.	141,016
134,900	Wintime Energy Co. Ltd. # §	105,751
79,900	Yang Quan Coal Industry Group Co. Ltd. #	125,294
31,850	Yantai Jereh Oilfield Services Group Co. Ltd.	197,534
25,500	Yanzhou Coal Mining Co. Ltd.	63,137
		3,264,822
Financial: 11.1%
99,200	Avic Capital Co. Ltd. #	382,585
220,600	Changjiang Securities Co. Ltd. #	566,313
154,500	China Merchants Securities Co. Ltd. # §	795,243
523,000	CITIC Securities Co. Ltd. #	2,774,596
273,600	Founder Securities Co. Ltd. * #	623,020
196,656	GF Securities Co. Ltd. #	887,032
65,200	Guoyuan Securities Co. Ltd. #	368,265
537,840	Haitong Securities Co. Ltd. #	2,038,294
186,104	Huatai Securities Co. Ltd. #	908,296
241,960	Industrial Securities Co. Ltd. #	618,270
78,140	Northeast Securities Co. Ltd. #	262,993
61,300	Sealand Securities Co. Ltd.	180,352
67,000	Shanxi Securities Co. Ltd.	181,992
131,900	Sinolink Securities Co. Ltd.	543,378
89,800	SooChow Securities Co. Ltd.	331,847
75,100	Southwest Securities Co. Ltd. #	262,683
31,904	Western Securities Co. Ltd. #	231,418
		11,956,577
Food & Staples Retailing: 0.7%
21,712	Jointown Pharmaceutical Group Co. Ltd.	94,874
49,000	Shanghai Friendship Group, Inc. Co. # §	159,409
90,300	Shenzhen Agricultural Products Co. Ltd. #	220,384
129,828	Yonghui Superstores Co. Ltd. #	241,294
		715,961
Food, Beverage & Tobacco: 4.3%
53,200	Beijing Dabeinong Technology Group Co. Ltd. #	207,048
93,200	Beijing Yanjing Brewery Co. Ltd. #	138,048
40,740	Beingmate Baby & Child Food Co. Ltd. #	136,001
38,825	Bright Dairy & Food Co. Ltd. # §	140,344
9,800	Foshan Haitian Flavouring & Food Co. Ltd.	81,329
103,500	Gansu Yasheng Industrial Group Co. Ltd. #	170,669
43,900	Henan Shuanghui Investment & Development Co. Ltd. #	261,387
203,650	Inner Mongolia Yili Industrial Group Co. Ltd.	1,013,388
21,400	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	280,536
30,414	Kweichow Moutai Co. Ltd.	961,341
46,693	Luzhou Laojiao Co. Ltd.	184,826
103,300	MeiHua Holdings Group Co. #	147,512
41,500	New Hope Liuhe Co. Ltd.	138,565
17,200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	61,452
23,159	Tsingtao Brewery Co. Ltd. #	158,867
126,200	Wuliangye Yibin Co. Ltd.	471,856
9,000	Yantai Changyu Pioneer Wine Co. Ltd.	57,284
		4,610,453
Health Care Equipment & Services: 0.8%
17,300	Aier Eye Hospital Group Co. Ltd. #	100,026
14,478	Huadong Medicine Co. Ltd. #	144,568
45,365	Searainbow Holding Corp. * # §	345,247
63,900	Shanghai Pharmaceuticals Holding Co. Ltd.	234,178
		824,019
Household & Personal Products: 0.3%
19,400	By-health Co. Ltd. #	128,154
35,778	Shanghai Jahwa United Co. Ltd. #	245,530
		373,684
Insurance: 6.1%
110,767	China Life Insurance Co. Ltd. #	662,383
208,848	China Pacific Insurance Group Co. Ltd. #	1,142,076
55,422	New China Life Insurance Co. Ltd.	473,889
343,450	Ping An Insurance Group Co. of China Ltd. #	4,329,060
		6,607,408
Materials: 7.0%
254,700	Aluminum Corporation of China Ltd. * #	258,939
122,600	Angang Steel Co. Ltd. #	125,025
132,800	Anhui Conch Cement Co. Ltd. #	488,400
328,300	Baoshan Iron & Steel Co. Ltd. #	377,555
72,100	BBMG Corp. #	129,826
50,319	Beijing Kangde Xin Composite Material Co. Ltd. #	309,190
78,400	China Hainan Rubber Industry Group Co. Ltd. §	125,827
39,100	China Minmetals Rare Earth Co. Ltd. *	208,694
17,400	China Molybdenum Co. Ltd.	38,142
282,300	Hebei Iron & Steel Co. Ltd.	197,167
96,500	Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd.	423,071
40,760	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	131,011
55,600	Inner Mongolia Yili Energy Co. Ltd.	101,252
531,900	Inner Mongolian Baotou Steel Union Co. Ltd.	507,911
55,200	Jiangxi Copper Co. Ltd. #	185,860
64,300	Jinduicheng Molybdenum Co. Ltd. #	118,952
20,700	Kingenta Ecological Engineering Group Co. Ltd. #	122,764
102,200	Kingfa Sci & Tech Co. Ltd.	141,111
14,900	Luxin Venture Capital Group Co. Ltd.	85,945
285,500	Pangang Group Vanadium Titanium & Resources Co. Ltd. #	188,275
42,402	Qinghai Salt Lake Industry Co. Ltd. #	201,003
47,300	Shandong Gold Mining Co. Ltd. #	204,167
151,412	Shanxi Taigang Stainless Steel Co. Ltd. #	136,629
95,600	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	196,609
145,705	Sinopec Shanghai Petrochemical Co. Ltd.	128,793
35,800	Tangshan Jidong Cement Co. Ltd.	95,165
48,600	Tongling Nonferrous Metals Group Co. Ltd. # §	153,386
71,833	Wanhua Chemical Group Co. Ltd.	279,472
126,701	Western Mining Co. Ltd. #	204,160
22,200	Xiamen Tungsten Co. Ltd. #	136,890
145,160	Xinxing Ductile Iron Pipes Co. Ltd. #	146,974
66,600	Yunnan Chihong Zinc & Germanium Co. Ltd. #	146,490
47,100	Yunnan Copper Industry Co. Ltd. * #	115,494
53,490	Yunnan Tin Co. Ltd. * #	193,588
81,300	Zhejiang Longsheng Group Co. Ltd. # §	384,200
97,900	Zhongjin Gold Co. Ltd. #	198,194
525,200	Zijin Mining Group Co. Ltd. #	365,829
		7,551,960
Media: 2.3%
27,200	Beijing Enlight Media Co. Ltd. #	142,427
44,400	BesTV New Media Co. Ltd. #	363,933
43,600	Chengdu B-Ray Media Co. Ltd. #	104,493
47,700	China South Publishing & Media Group Co. Ltd.	172,347
35,000	Chinese Universe Publishing and Media Co. Ltd. #	106,554
62,600	CITIC Guoan Information Industry Co. Ltd. #	193,852
30,800	Guangdong Advertising Co. Ltd.	203,591
78,900	Huawen Media Investment Group Corp. #	193,152
57,500	Huayi Brothers Media Corp. #	289,157
47,100	Hunan TV & Broadcast Intermediary Co. Ltd. #	183,044
50,800	Jiangsu Phoenix Publishing & Media Corp. Ltd. #	117,942
58,632	Jishi Media Co. Ltd.	134,484
5,300	Wasu Media Holding Co. Ltd. *	41,890
39,500	Zhe Jiang Daily Media Group Co. Ltd. #	141,714
17,000	Zhejiang Huace Film & TV Co. Ltd. #	103,766
		2,492,346
Pharmaceuticals, Biotechnology: 4.4%
18,300	Beijing SL Pharmaceutical Co. Ltd.	159,397
43,600	Beijing Tongrentang Co. Ltd. #	183,486
26,076	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	112,445
61,500	Guangxi Wuzhou Zhongheng Group Co. Ltd.	195,523
35,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	196,209
63,700	Harbin Pharmaceutical Group Co. Ltd. #	105,900
19,300	Hualan Biological Engineering, Inc.	132,058
35,200	Humanwell Healthcare Group Co. Ltd. #	203,402
50,050	Jiangsu Hengrui Medicine Co. Ltd. #	371,902
47,600	Jilin Aodong Medicine Industry Groups Co. Ltd.	281,319
102,379	Kangmei Pharmaceutical Co. Ltd.	512,093
34,800	Shandong Dong-E E-Jiao Co. Ltd.	234,129
76,100	Shanghai Fosun Pharmaceutical Group Co. Ltd. # §	308,005
18,200	Shanghai RAAS Blood Products Co. Ltd. #	163,205
16,000	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	90,561
12,937	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	92,727
15,001	Shijiazhuang Yiling Pharmaceutical Co. Ltd. #	91,408
23,926	Sichuan Kelun Pharmaceutical Co. Ltd. #	153,478
41,136	Tasly Pharmaceutical Group Co. Ltd.	319,953
47,927	Tonghua Dongbao Pharmaceutical Co. Ltd.	155,618
14,400	Xizang Haisco Pharmaceutical Group Co. Ltd.	61,018
34,700	Yunnan Baiyao Group Co. Ltd. #	372,808
5,300	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	99,595
32,100	Zhejiang Hisun Pharmaceutical Co. Ltd.	105,989
36,150	Zhejiang NHU Co. Ltd.	100,294
		4,802,522
Real Estate: 4.4%
35,200	China Fortune Land Development Co. Ltd. #	313,745
68,600	China Merchants Property Development Co. Ltd. §	364,489
644,700	China Vanke Co. Ltd. #	1,434,873
158,900	Financial Street Holdings Co. Ltd. #	305,436
298,490	Gemdale Corp. #	539,623
427,804	Poly Real Estate Group Co. Ltd. #	791,615
37,700	RiseSun Real Estate Development Co. Ltd. #	128,547
44,300	Shanghai Chengtou Holding Co. Ltd. # §	83,450
27,100	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	163,966
160,100	Xinhu Zhongbao Co. Ltd.	222,863
90,500	Zhejiang China Commodities City Group Co. Ltd.	375,745
		4,724,352
Retailing: 1.4%
37,100	Haining China Leather Market Co. Ltd. #	142,478
95,000	Liaoning Cheng Da Co. Ltd. * #	427,253
86,200	Pang Da Automobile Trade Co. Ltd. *	116,238
66,900	Shanghai Yuyuan Tourist Mart Co. Ltd.	158,520
294,400	Suning Commerce Group Co. Ltd. * #	620,147
		1,464,636
Semiconductor: 0.4%
79,537	Sanan Optoelectronics Co. Ltd. #	272,296
27,800	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. *	157,439
		429,735
Software & Services: 2.5%
35,000	Aisino Co. Ltd. # §	286,171
37,180	Anhui USTC iFlytek Co. Ltd. #	311,861
8,200	Beijing Shiji Information Technology Co. Ltd. #	160,593
50,300	DHC Software Co. Ltd. #	250,062
24,900	Glodon Software Co. Ltd. #	166,683
32,800	Hundsun Technologies, Inc. #	574,287
57,042	Neusoft Corp.	258,638
18,400	People.cn Co. Ltd. #	166,273
14,700	Wangsu Science & Technology Co. Ltd.	211,954
38,720	Yonyou Software Co. Ltd.	285,110
		2,671,632
Technology Hardware & Equipment: 3.0%
9,600	Beijing Xinwei Telecom Technology Group Co. Ltd. * #	71,893
56,600	Beijing Zhongke Sanhuan High-Tech Co. Ltd.	187,431
676,900	BOE Technology Group Co. Ltd. * #	440,189
112,200	Dongxu Optoelectronic Technology Co. Ltd. * #	214,192
32,100	Fiberhome Telecommunication Technologies Co. Ltd. #	124,119
50,800	GoerTek, Inc. #	272,491
53,000	Guangzhou Haige Communications Group, Inc. Co. #	239,128
80,084	Hangzhou Hikvision Digital Technology Co. Ltd. #	396,656
13,200	Shenzhen Aisidi Co. Ltd. #	38,519
41,060	Shenzhen O-film Tech Co. Ltd. #	177,157
118,300	Tsinghua Tongfang Co. Ltd. #	312,613
7,300	Universal Scientific Industrial Shanghai Co. Ltd. #	44,131
38,900	Zhejiang Dahua Technology Co. Ltd.	229,337
130,700	ZTE Corp. #	461,189
		3,209,045
Telecommunication Services: 0.8%
563,378	China United Network Communications Ltd. #	497,000
74,600	Dr Peng Telcom & Media Group Co. Ltd. #	394,389
		891,389
Transportation: 2.5%
113,200	Air China Ltd. #	172,748
169,000	China Eastern Airlines Corp. Ltd. * #	193,504
210,900	China Shipping Container Lines Co. Ltd. *	180,297
233,400	China Southern Airlines Co. Ltd. #	298,779
395,125	Daqin Railway Co. Ltd. #	703,420
225,500	Guangshen Railway Co. Ltd. #	175,552
392,600	Hainan Airlines Co. Ltd. * #	280,026
255,200	Ningbo Port Co. Ltd.	242,456
64,000	Shanghai International Airport Co. Ltd.	249,203
166,400	Shanghai International Port Group Co. Ltd. #	207,159
		2,703,144
Utilities: 3.2%
64,100	Beijing Capital Co. Ltd.	155,297
92,000	Beijing Jingneng Power Co. Ltd. #	96,236
119,100	Chengdu Xingrong Investment Co. Ltd.	170,785
329,100	China Yangtze Power Co. Ltd.	578,086
38,400	Chongqing Water Group Co. Ltd.	59,214
625,200	GD Power Development Co. Ltd. #	439,254
141,300	Huadian Power International Corp. Ltd. #	155,241
279,100	Huaneng Power International, Inc. #	371,908
70,800	Hubei Energy Group Co. Ltd. # §	73,431
192,900	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd.	142,817
225,600	SDIC Power Holdings Co. Ltd. #	393,661
151,300	Shenergy Co. Ltd. #	192,583
52,600	Shenzhen Energy Group Co. Ltd.	113,946
73,100	Sichuan Chuantou Energy Co. Ltd. #	265,710
31,980	Sound Environmental Co. Ltd. # §	157,973
55,110	Zhejiang Zheneng Electric Power Co. Ltd.	64,981
		3,431,123
Total Common Stocks (Cost: $70,290,620)		104,672,972
Other assets less liabilities: 3.1%		3,354,144
NET ASSETS: 100.0%		$108,027,116

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $70,464,092 which represents 65.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,644,931 which represents 4.3% of net assets.

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	% of Net Assets	Unrealized Appreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index (a)	$2,538,489	1.01%	04/15/15	0.3%	$306,511

(a)	Segregated cash collateral for swap contracts held at broker is $1,090,000.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	11.3%	$11,827,571
Consumer Staples	5.4	5,700,098
Energy	3.1	3,264,822
Financials	40.8	42,696,478
Health Care	5.4	5,626,541
Industrials	16.6	17,372,578
Information Technology	6.0	6,310,412
Materials	7.2	7,551,960
Telecommunication Services	0.9	891,389
Utilities	3.3	3,431,123
	100.0%	$104,672,972

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,106,011	$1,912,516	$—	$3,018,527
Banks	6,537,389	12,046,286	—	18,583,675
Capital Goods	6,757,420	7,334,758	—	14,092,178
Commercial & Professional Services	475,229	102,027	—	577,256
Consumer Durables & Apparel	762,784	3,076,988	—	3,839,772
Consumer Services	—	1,012,290	—	1,012,290
Diversified Financials	824,466	—	—	824,466
Energy	2,607,761	657,061	—	3,264,822
Financial	1,237,569	10,719,008	—	11,956,577
Food & Staples Retailing	94,874	621,087	—	715,961
Food, Beverage & Tobacco	2,970,041	1,640,412	—	4,610,453
Health Care Equipment & Services	234,178	589,841	—	824,019
Household & Personal Products	—	373,684	—	373,684
Insurance	473,889	6,133,519	—	6,607,408
Materials	2,529,159	5,022,801	—	7,551,960
Media	552,312	1,940,034	—	2,492,346
Pharmaceuticals, Biotechnology	2,356,986	2,445,536	—	4,802,522
Real Estate	1,127,063	3,597,289	—	4,724,352
Retailing	274,758	1,189,878	—	1,464,636
Semiconductor	157,439	272,296	—	429,735
Software & Services	755,702	1,915,930	—	2,671,632
Technology Hardware & Equipment	416,768	2,792,277	—	3,209,045
Telecommunication Services	—	891,389	—	891,389
Transportation	671,956	2,031,188	—	2,703,144
Utilities	1,285,126	2,145,997	—	3,431,123
Total	$34,208,880	$70,464,092	$—	$104,672,972
Other Financial Instruments:
Swap Contracts	$—	$306,511	$—	$306,511

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $17,026,903 and transfers from Level 2 to Level 1 were $15,559,775. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.6%
Automobiles & Components: 2.9%
103,100	Byd Co. Ltd. #	$870,348
75,600	Ningbo Huaxiang Electronic Co. Ltd. #	211,597
33,400	Sichuan Chengfei Integration Technology Corp.	242,112
		1,324,057
Banks: 1.5%
236,300	Bank of Ningbo Co. Ltd. #	681,768
Capital Goods: 11.3%
61,410	China CAMC Engineering Co. Ltd.	328,862
36,200	Guizhou Space Appliance Co. Ltd. #	146,225
155,700	Han’s Laser Technology Co. Ltd. #	521,524
58,278	Luxshare Precision Industry Co. Ltd. #	365,282
118,000	Mesnac Co. Ltd. #	379,206
73,400	Shenzhen Inovance Technology Co. Ltd.	494,535
92,301	Siasun Robot & Automation Co. Ltd. #	773,037
162,050	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	919,160
298,753	Xinjiang Goldwind Science & Technology Co. Ltd. #	915,948
88,500	Zhejiang Dun’An Artificial Environment Co. Ltd. # §	212,223
		5,056,002
Commercial & Professional Services: 5.5%
82,100	Beijing Orient Landscape Co. Ltd. # §	311,391
107,195	Beijing Originwater Technology Co. Ltd.	749,376
107,600	BlueFocus Communication Group Co. Ltd.	632,625
122,500	Eternal Asia Supply Chain Management Ltd. #	622,524
44,200	Guangdong Guangzhou Daily Media Co. Ltd.	145,869
		2,461,785
Consumer Durables & Apparel: 3.1%
179,200	Elec-Tech International Co. Ltd. * #	292,499
36,100	Guangdong Alpha Animation and Culture Co. Ltd.	256,094
96,480	NavInfo Co. Ltd. #	634,319
113,600	Shenzhen MTC Co. Ltd. *	205,593
		1,388,505
Consumer Services: 0.7%
65,500	Zhejiang Yasha Decoration Co. Ltd. #	322,219
Diversified Financials: 2.4%
189,500	Shanxi Securities Co. Ltd.	514,740
79,800	Western Securities Co. Ltd. #	578,835
		1,093,575
Energy: 1.0%
74,118	Yantai Jereh Oilfield Services Group Co. Ltd.	459,681
Food, Beverage & Tobacco: 5.4%
149,900	Beijing Dabeinong Technology Group Co. Ltd. #	583,394
111,400	Beingmate Baby & Child Food Co. Ltd. #	371,882
78,300	Fujian Sunner Development Co. Ltd. * #	226,111
84,750	Guangdong Haid Group Co. Ltd. #	262,184
49,997	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	655,419
27,500	Shandong Denghai Seeds Co. Ltd.	184,617
50,200	Zhangzidao Group Co. Ltd. #	121,167
		2,404,774
Health Care Equipment & Services: 4.0%
46,000	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	269,934
85,600	Lepu Medical Technology Beijing Co. Ltd. #	496,713
25,700	Shanghai Kingstar Winning Software Co. Ltd. #	673,054
68,700	Zhuhai Hokai Medical Instruments Co. Ltd.	345,738
		1,785,439
Household & Personal Products: 0.7%
47,800	By-health Co. Ltd. #	315,761
Materials: 7.8%
146,100	Beijing Kangde Xin Composite Material Co. Ltd. #	897,726
54,300	Beijing Sanju Environmental Protection and New Material Co. Ltd.	331,076
132,300	Chenzhou Mining Group Co. Ltd. #	247,046
58,300	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. *	171,150
94,900	Lianhe Chemical Technology Co. Ltd. §	293,750
63,600	Org Packaging Co. Ltd.	362,954
116,700	Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd. #	357,889
80,900	Shenzhen Jinjia Color Printing Group Co. Ltd.	281,602
191,900	Xinjiang Zhongtai Chemical Co. Ltd.	318,822
76,600	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. #	253,403
		3,515,418
Media: 4.4%
67,181	Beijing Enlight Media Co. Ltd. #	351,779
82,100	Guangdong Advertising Co. Ltd.	542,689
155,400	Huayi Brothers Media Corp. #	781,479
48,700	Zhejiang Huace Film & TV Co. Ltd. #	297,258
		1,973,205
Pharmaceuticals, Biotechnology: 10.3%
51,932	Beijing SL Pharmaceutical Co. Ltd.	452,340
67,400	Da An Gene Co. Ltd. Sun Yat-Sen University	466,395
46,500	Harbin Gloria Pharmaceuticals Co. Ltd. #	255,486
58,200	Hengkang Medical Group Co. Ltd. * #	293,984
58,600	Hualan Biological Engineering, Inc.	400,963
79,900	Huapont-Nutrichem Co. Ltd. #	395,634
77,300	Shanghai Kehua Bio-Engineering Co. Ltd. #	395,471
47,700	Shanghai RAAS Blood Products Co. Ltd. #	427,739
39,700	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	224,705
33,500	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	240,113
58,299	Sichuan Kelun Pharmaceutical Co. Ltd. #	373,970
50,200	Tianjin Chase Sun Pharmaceutical Co. Ltd. # §	265,786
36,100	Xizang Haisco Pharmaceutical Group Co. Ltd.	152,969
93,000	Zhejiang NHU Co. Ltd.	258,017
		4,603,572
Real Estate: 0.8%
111,600	RiseSun Real Estate Development Co. Ltd. #	380,525
Retailing: 4.9%
88,800	Haining China Leather Market Co. Ltd. #	341,024
72,600	Hunan Friendship & Apollo Cmmericial Co. Ltd. # §	229,355
776,852	Suning Commerce Group Co. Ltd. * #	1,636,421
		2,206,800
Semiconductor: 1.7%
48,428	Nationz Technologies, Inc.	310,506
79,900	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. *	452,495
		763,001
Software & Services: 16.0%
104,200	Anhui USTC iFlytek Co. Ltd. #	874,017
20,700	Beijing Shiji Information Technology Co. Ltd. #	405,398
123,900	Beijing Ultrapower Software Co. Ltd. #	465,659
147,500	DHC Software Co. Ltd. #	733,284
152,040	East Money Information Co. Ltd. # §	1,093,100
85,900	Glodon Software Co. Ltd. #	575,023
69,000	Leshi Internet Information & Technology Corp. #	1,047,682
88,800	Ourpalm Co. Ltd. #	400,900
28,000	Shenzhen ZQGAME Co. Ltd. #	145,666
38,400	Wangsu Science & Technology Co. Ltd.	553,677
43,900	Wonders Information Co. Ltd. #	467,211
63,300	YGSOFT, Inc.	408,822
		7,170,439
Technology Hardware & Equipment: 14.0%
138,500	GoerTek, Inc. #	742,914
88,301	GRG Banking Equipment Co. Ltd. #	558,959
142,900	Guangzhou Haige Communications Group, Inc. Co. #	644,742
251,900	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,247,662
103,100	Hengbao Co. Ltd. # §	355,515
37,100	Hengdian Group DMEGC Magnetics Co. Ltd.	175,698
94,000	Shenzhen Laibao Hi-tech Co. Ltd. §	241,687
117,125	Shenzhen O-film Tech Co. Ltd. #	505,346
25,900	Shenzhen Tat Fook Technology Co. Ltd.	224,760
111,000	Sumavision Technologies Co. Ltd. #	339,941
41,000	Tongfang Guoxin Electronics Co. Ltd. # §	253,276
51,400	Wuhu Token Science Co. Ltd. #	182,961
51,000	Zhejiang Crystal-Optech Co. Ltd. #	212,053
103,222	Zhejiang Dahua Technology Co. Ltd.	608,550
		6,294,064
Telecommunication Services: 0.2%
29,700	Talkweb Information System Co. Ltd. # §	87,189
Total Common Stocks (Cost: $32,357,875)		44,287,779
Other assets less liabilities: 1.4%		613,875
NET ASSETS: 100.0%		$44,901,654

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,449,081 which represents 72.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,343,272 which represents 7.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	16.3%	$7,214,786
Consumer Staples	6.2	2,720,535
Energy	1.0	459,681
Financials	4.9	2,155,868
Health Care	14.4	6,389,011
Industrials	17.0	7,517,787
Information Technology	32.1	14,227,504
Materials	7.9	3,515,418
Telecommunication Services	0.2	87,189
	100.0%	$44,287,779

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$242,112	$1,081,945	$—	$1,324,057
Banks	—	681,768	—	681,768
Capital Goods	823,397	4,232,605	—	5,056,002
Commercial & Professional Services	1,527,870	933,915	—	2,461,785
Consumer Durables & Apparel	461,687	926,818	—	1,388,505
Consumer Services	—	322,219	—	322,219
Diversified Financials	514,740	578,835	—	1,093,575
Energy	459,681	—	—	459,681
Food, Beverage & Tobacco	184,617	2,220,157	—	2,404,774
Health Care Equipment & Services	615,672	1,169,767	—	1,785,439
Household & Personal Products	—	315,761	—	315,761
Materials	1,759,354	1,756,064	—	3,515,418
Media	542,689	1,430,516	—	1,973,205
Pharmaceuticals, Biotechnology	1,730,684	2,872,888	—	4,603,572
Real Estate	—	380,525	—	380,525
Retailing	—	2,206,800	—	2,206,800
Semiconductor	763,001	—	—	763,001
Software & Services	962,499	6,207,940	—	7,170,439
Technology Hardware & Equipment	1,250,695	5,043,369	—	6,294,064
Telecommunication Services	—	87,189	—	87,189
Total	$11,838,698	$32,449,081	$—	$44,287,779

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 8.6%
655,099	Commercial International Bank Egypt SAE (GDR) # Reg S	$4,608,521
Capital Goods: 5.9%
504,730	El Sewedy Electric Co. * #	3,186,523
Consumer Durables & Apparel: 1.2%
1,495,009	Arab Cotton Ginning Co. #	646,546
Consumer Services: 0.8%
3,066,070	Egyptian for Tourism Resorts Co. * #	441,551
Diversified Financials: 18.4%
2,844,739	Arabia Investments Development Financial Investments Holding Co. * #	607,244
4,438,501	Citadel Capital Corp. * #	1,487,816
1,631,755	Egyptian Financial Group-Hermes Holding SAE * #	3,390,487
3,842,733	Egyptian Kuwaiti Holding Co. (USD) * #	2,266,279
1,492,478	Pioneers Holding * #	2,125,206
		9,877,032
Energy: 6.1%
1,275,796	Maridive & Oil Services SAE (USD) * #	637,122
611,042	Petroceltic International Plc (GBP) * #	1,098,215
424,709	Transglobe Energy Corp. (CAD)	1,512,387
		3,247,724
Food, Beverage & Tobacco: 5.9%
2,676,537	Juhayna Food Industries * #	3,191,448
Materials: 13.5%
3,101,027	Cenatamin Plc (GBP) #	2,639,846
283,313	Egyptian Financial & Industrial Co. #	331,796
316,948	Egyptian Iron & Steel Co. * #	274,108
1,190,121	Ezz Steel * #	2,154,649
953,888	Sidi Kerir Petrochemcials Co. #	1,872,818
		7,273,217
Real Estate: 23.5%
7,988,502	Amer Group Holding #	1,099,134
541,752	Medinet Nasr Housing * #	2,459,928
4,637,128	Palm Hills Developments SAE * #	2,446,037
1,346,650	Six of October Development & Investment Co. * #	2,441,442
3,036,401	Talaat Moustafa Group #	4,159,804
		12,606,345
Telecommunication Services: 16.0%
1,571,193	Global Telecom Holding SAE (GDR) * Reg S	3,456,625
15,861,773	Orascom Telecom Media and Technology Holding SAE * #	2,363,738
1,911,246	Telecom Egypt #	2,801,337
		8,621,700
Total Common Stocks (Cost: $48,261,826)		53,700,607
Other assets less liabilities: 0.1%		59,590
NET ASSETS: 100.0%		$53,760,197

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $48,731,595 which represents 90.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	2.0%	$1,088,097
Consumer Staples	5.9	3,191,448
Energy	6.1	3,247,724
Financials	50.5	27,091,898
Industrials	5.9	3,186,523
Materials	13.5	7,273,217
Telecommunication Services	16.1	8,621,700
	100.0%	$53,700,607

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,608,521	$—	$4,608,521
Capital Goods	—	3,186,523	—	3,186,523
Consumer Durables & Apparel	—	646,546	—	646,546
Consumer Services	—	441,551	—	441,551
Diversified Financials	—	9,877,032	—	9,877,032
Energy	1,512,387	1,735,337	—	3,247,724
Food, Beverage & Tobacco	—	3,191,448	—	3,191,448
Materials	—	7,273,217	—	7,273,217
Real Estate	—	12,606,345	—	12,606,345
Telecommunication Services	3,456,625	5,165,075	—	8,621,700
Total	$4,969,012	$48,731,595	$—	$53,700,607

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

GULF STATES ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Bahrain: 2.3%
1,226,882	Al Salam Bank-Bahrain BSC #	$355,836
Kuwait: 22.1%
98,315	Abyaar Real Estate Development Co. KSCP * #	10,259
39,145	ALAFCO Aviation Lease and Finance Co. KSCC #	28,324
81,733	Boubyan Bank KSC	112,782
57,750	Boubyan Petrochemicals Co. #	111,346
77,318	Burgan Bank	116,973
172,044	Commercial Real Estate Co. KSCC #	52,000
204,024	Gulf Bank KSC * #	189,223
318,943	Kuwait Finance House #	706,720
69,433	Kuwait International Bank KSCP #	56,666
76,490	Kuwait Investment Projects Co. KSCC #	162,576
48,441	Mabanee Co. SAKC #	159,119
354,647	Mobile Telecommunications Co. KSC #	560,424
337,329	National Bank of Kuwait SAK #	894,664
133,745	National Industries Group Holding SA * #	82,569
38,301	National Investments Co. KSCC #	17,013
91,440	Public Warehousing Co. KSC #	233,381
		3,494,039
Oman: 9.9%
547,096	Bank Muscat SAOG #	742,816
109,615	Oman Telecommunications Co. #	478,382
142,706	Omani Qatari Telecommunications Co. SAOG #	257,383
96,201	Renaissance Services SAOG #	92,206
		1,570,787
Qatar: 24.9%
9,091	Barwa Real Estate Co. QSC #	111,102
7,632	Commercial Bank of Qatar #	115,268
6,036	Doha Bank QSC #	83,268
61,969	Ezdan Holding Group QSC #	264,926
4,343	Gulf International Services QSC #	114,283
14,134	Industries Qatar QSC #	538,715
34,343	Masraf Al Rayan QSC #	448,335
29,351	Mesaieed Petrochemical Holding Co. #	212,442
1,156	National Leasing #	6,579
2,570	Qatar Electricity & Water Co. QSC #	137,637
1,974	Qatar Fuel Co. #	97,968
13,087	Qatar Gas Transport Co. Ltd. Nakilat #	80,345
4,313	Qatar Insurance Co. SAQ #	93,930
3,536	Qatar International Islamic Bank #	76,093
5,522	Qatar Islamic Bank SAQ #	150,291
16,347	Qatar National Bank SAQ #	868,613
2,676	Qatar Navigation #	72,721
7,783	Qatar Telecom (Qtel) QSC #	211,864
8,272	United Development Co. #	47,713
43,451	Vodafone Qatar QSC #	210,487
		3,942,580
South Korea: 3.3%
15,034	Samsung Engineering Co. Ltd. * #	520,815
United Arab Emirates: 35.0%
311,335	Abu Dhabi Commercial Bank #	547,209
363,513	Air Arabia PJSC #	140,134
499,967	Aldar Properties PJSC #	321,515
342,372	Arabtec Holding Co. PJSC * #	211,192
428,422	DAMAC Properties Dubai Co. PJSC *	239,120
542,226	Dana Gas PJSC * #	58,866
26,389	DP World Ltd. (USD) #	569,510
254,351	Dubai Financial Market PJSC #	103,787
212,560	Dubai Investments PJSC #	137,998
157,131	Dubai Islamic Bank #	264,336
310,331	Emaar Malls Group PJSC * #	246,689
557,708	Emaar Properties PJSC #	997,950
178,841	First Gulf Bank PJSC #	710,281
28,292	Lamprell Plc (GBP) * #	50,023
207,046	National Bank of Abu Dhabi PJSC #	670,370
174,957	Union National Bank of Abu Dhabi PJSC #	268,730
		5,537,710
United States: 2.2%
89,382	McDermott International, Inc. * †	343,227
Total Common Stocks (Cost: $12,808,893)		15,764,994

Principal Amount
CONVERTIBLE BONDS: 0.3%
Oman: 0.3%
$82,455	Bank Muscat SAOG 3.50%, 12/31/49 # §	21,020
93,424	Bank Muscat SAOG 4.50%, 03/20/17 §	25,722
20,696	Bank Muscat SAOG 4.50%, 03/20/16 §	5,859
Total Convertible Bonds (Cost: $30,179)		52,601

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $26,936)
26,936	Dreyfus Government Cash Management Fund	26,936
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $12,866,008)		15,844,531

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.6% (Cost: $259,039)
Repurchase Agreement: 1.6%
$259,039	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $259,040; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $264,220 including accrued interest)	259,039

Total Investments: 101.8% (Cost: $13,125,047)		16,103,570
Liabilities in excess of other assets: (1.8)%		(285,770)
NET ASSETS: 100.0%		$15,817,800

GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $248,663.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,973,912 which represents 94.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $52,601 which represents 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	5.3%	$836,918
Financials	65.7	10,403,351
Industrials	15.1	2,397,361
Materials	2.0	323,788
Telecommunication Services	10.8	1,718,540
Utilities	0.9	137,637
Money Market Fund	0.2	26,936
	100.0%	$15,844,531

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bahrain	$—	$355,836	$—	$355,836
Kuwait	229,755	3,264,284	—	3,494,039
Oman	—	1,570,787	—	1,570,787
Qatar	—	3,942,580	—	3,942,580
South Korea	—	520,815	—	520,815
United Arab Emirates	239,120	5,298,590	—	5,537,710
United States	343,227	—	—	343,227
Convertible Bonds
Oman	—	52,601	—	52,601
Money Market Fund	26,936	—	—	26,936
Repurchase Agreement	—	259,039	—	259,039
Total	$839,038	$15,264,532	$—	$16,103,570

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $405,808 and transfers from Level 2 to Level 1 were $112,782. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Automobiles & Components: 2.9%
1,532,927	Amtek Auto Ltd. #	$3,550,154
248,332	Ceat Ltd. #	3,192,915
742,644	JK Tyre & Industries Ltd. #	1,248,285
		7,991,354
Banks: 9.5%
1,337,391	Allahabad Bank * #	2,144,033
1,608,791	Andhra Bank * #	2,033,804
1,467,456	Dena Bank #	1,194,111
1,883,407	Development Credit Bank Ltd. * #	3,341,653
1,192,459	Dewan Housing Finance Corp. Ltd. #	8,911,931
1,259,743	Karnataka Bank Ltd. #	2,512,677
586,638	Lakshmi Vilas Bank Ltd. #	952,479
9,025,679	South Indian Bank Ltd. #	3,640,106
2,344,145	Vijaya Bank Ltd. #	1,744,105
		26,474,899
Capital Goods: 12.8%
175,241	ABG Shipyard Ltd. * #	633,656
136,356	BEML Ltd. #	2,387,222
236,277	BGR Energy Systems Ltd. #	449,139
819,419	Escorts Ltd. #	1,666,137
500,761	Finolex Cables Ltd. #	2,280,750
42,674	Force Motors Ltd. #	955,892
4,317,305	Hindustan Construction Co. Ltd. * #	2,250,035
3,627,218	Jain Irrigation Systems Ltd. #	3,575,997
4,547,720	Jaypee Infratech Ltd. * #	1,217,164
8,062,455	Lanco Infratech Ltd. * #	703,748
4,019,747	Nagarjuna Construction Co. Ltd. #	7,206,493
581,066	Praj Industries Ltd. #	580,768
3,451,495	Sintex Industries Ltd. #	6,660,128
81,856	State Trading Corp. India of Ltd. * #	191,639
1,289,965	Sterlite Technologies Ltd. #	1,133,011
687,803	Texmaco Rail & Engineering Ltd.	1,641,990
222,649	Timken India Ltd. #	2,177,494
		35,711,263
Consumer Durables & Apparel: 7.1%
9,207,282	Alok Industries Ltd. * #	1,089,745
1,726,338	Arvind Ltd. #	7,223,818
329,832	Bajaj Electricals Ltd. #	1,217,521
676,248	Bombay Dyeing & Manufacturing Co. Ltd. #	689,624
669,312	Gitanjali Gems Ltd. * #	438,504
71,157	Monte Carlo Fashions Ltd. * #	545,635
1,450,135	Rajesh Exports Ltd. #	4,517,494
200,977	Raymond Ltd. #	1,422,765
36,527	TTK Prestige Ltd. #	2,015,017
462,708	VIP Industries Ltd. #	688,303
		19,848,426
Consumer Services: 2.6%
923,968	Cox & Kings Ltd. #	4,788,869
70,380	Marico Kaya Enterprises Ltd. * #	1,711,828
184,999	Wonderla Holidays Ltd. #	772,135
		7,272,832
Consumer, Cyclical: 0.2%
359,418	Kesoram Industries Ltd. * #	670,768
Diversified Financials: 14.1%
233,419	Credit Analysis & Research Ltd.	5,518,507
261,350	Future Capital Holdings Ltd. #	1,669,603
9,976,875	IFCI Ltd. #	5,321,001
1,883,103	India Infoline Ltd.	5,363,637
2,564,988	JM Financial Ltd. #	1,958,076
36,345	JSW Holdings Ltd. * #	618,125
5,393,888	Manappuram Finance Ltd. #	2,794,783
1,840,403	PTC India Financial Services Ltd. #	1,627,939
416,812	Repco Home Finance Ltd. #	4,257,991
1,274,379	SKS Microfinance Ltd. * #	9,337,319
1,304,058	SREI Infrastructure Finance Ltd. #	890,046
		39,357,027
Energy: 0.6%
189,105	Aban Offshore Ltd. #	1,290,725
49,441	Reliance Industrial Infrastructure Ltd. #	313,953
		1,604,678
Food, Beverage & Tobacco: 2.4%
4,099,884	Bajaj Hindusthan Ltd. * #	947,005
1,704,075	Balrampur Chini Mills Ltd. *	1,349,237
597,312	McLeod Russel India Ltd. #	2,286,073
726,006	Radico Khaitan Ltd. #	1,038,029
5,702,182	Shree Renuka Sugars Ltd. * #	1,169,834
		6,790,178
Materials: 8.3%
135,370	Ahmednagar Forgings Ltd. #	492,272
130,217	Andhra Pradesh Paper Mills * #	656,500
97,120	Atul Ltd. #	1,757,827
304,656	Century Textile & Industries Ltd. #	3,106,499
1,362,643	Chambal Fertilizers & Chemicals Ltd. #	1,470,435
148,655	Ess Dee Aluminium Ltd. * #	290,915
1,676,303	India Cements Ltd. * #	2,306,082
657,323	Jai Corp. Ltd. #	587,716
1,318,957	Jindal Saw Ltd. #	1,387,342
385,281	JK Lakshmi Cement Ltd. #	2,209,246
56,523	Monsanto India Ltd. #	2,586,196
636,741	Rallis India Ltd. #	2,305,956
978,449	Rashtriya Chemicals & Fertilizers Ltd. #	882,880
295,403	Sharda Cropchem Ltd. * #	1,491,598
50,423	Tata Sponge Iron Ltd. #	586,743
1,147,945	Welspun Corp. Ltd. #	990,279
		23,108,486
Media: 3.2%
1,069,699	DEN Networks Ltd. *	2,058,847
302,892	Eros International Media Ltd. * #	1,942,764
215,296	PVR Ltd.	2,280,551
5,613,067	TV18 Broadcast Ltd. * #	2,716,786
		8,998,948
Pharmaceuticals, Biotechnology: 3.8%
264,223	Dishman Pharmaceuticals & Chemicals Ltd. #	704,508
671,078	Granules India Ltd. #	912,980
2,575,752	Marksans Pharma Ltd. #	2,543,256
108,820	Natco Pharma Ltd.	3,667,168
607,766	Suven Life Sciences Ltd. #	2,784,141
		10,612,053
Real Estate: 7.3%
1,489,588	Anant Raj Industries Ltd. #	947,232
796,492	DB Realty Ltd. * #	848,321
755,252	Delta Corp. Ltd. #	969,681
2,801,014	Housing Development & Infrastructure Ltd. * #	4,543,626
3,594,672	Indiabulls Real Estate Ltd. #	3,748,677
573,912	OMAXE Ltd. #	1,238,174
1,246,782	Parsvnath Developers Ltd. * #	369,818
454,872	Sobha Developers Ltd. #	2,920,853
18,548,789	Unitech Ltd. * #	4,776,303
		20,362,685
Retailing: 2.9%
1,271,462	Future Retail Ltd. #	2,007,578
148,348	Makemytrip Ltd. (USD) *	3,257,722
586,419	PC Jeweller Ltd. #	2,963,113
		8,228,413
Software & Services: 10.3%
245,170	Financial Technologies India Ltd. #	751,322
2,180,578	Firstsource Solutions Ltd. * #	1,074,249
1,277,233	HCL Infosystems Ltd. * #	1,052,659
1,191,364	Hexaware Technologies Ltd. #	5,947,237
326,932	Intellect Design Arena Ltd. * #	560,101
1,824,444	KPIT Cummins Infosystems Ltd. #	5,497,133
408,082	NIIT Technologies Ltd.	2,277,728
626,856	Polaris Software Lab Ltd. #	1,657,230
968,425	Rolta India Ltd. #	2,512,848
101,954	Tata Elxsi Ltd. #	1,885,610
3,297,056	Vakrangee Software Ltd. #	5,407,162
		28,623,279
Technology Hardware & Equipment: 1.7%
267,915	Astra Microwave Products Ltd. #	630,044
2,017,428	Redington India Ltd. #	4,231,616
		4,861,660
Telecommunication Services: 0.9%
8,285,155	Himachal Futuristic Communications Ltd. * #	1,766,914
2,062,780	Mahanagar Telephone Nigam Ltd. * #	601,290
		2,368,204
Transportation: 4.6%
57,300	Dredging Corp. of India Ltd. #	341,847
741,673	Gateway Distriparks Ltd. #	4,873,486
286,425	Gati Ltd. #	989,718
8,402,444	GVK Power & Infrastructure Ltd. * #	1,281,473
371,946	Jet Airways India Ltd. * #	2,902,620
1,398,049	Shipping Corp of India Ltd. * #	1,038,202
545,206	Snowman Logistics Ltd. * #	741,752
1,962,752	SpiceJet Ltd. * #	678,660
		12,847,758
Utilities: 5.0%
123,334	BF Utilities Ltd. * #	1,395,055
458,396	Indraprastha Gas Ltd. #	3,075,338
9,619,769	Jaiprakash Power Ventures Ltd. * #	1,576,811
2,423,013	PTC India Ltd. #	3,133,778
362,898	VA Tech Wabag Ltd. #	4,745,796
		13,926,778
Total Common Stocks (Cost: $224,640,861)		279,659,689
MONEY MARKET FUND: 0.0% (Cost: $123,995)
123,995	Dreyfus Government Cash Management Fund	123,995
Total Investments: 100.2% (Cost: $224,764,856)		279,783,684
Liabilities in excess of other assets: (0.2)%		(567,019)
NET ASSETS: 100.0%		$279,216,665

USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $252,244,302 which represents 90.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	18.9%	$53,010,741
Consumer Staples	2.4	6,790,178
Energy	0.6	1,604,678
Financials	30.8	86,194,611
Health Care	3.8	10,612,053
Industrials	17.9	49,954,076
Information Technology	12.0	33,484,939
Materials	8.3	23,108,486
Telecommunication Services	0.8	2,368,204
Utilities	4.5	12,531,723
Money Market Fund	0.0	123,995
	100.0%	$279,783,684

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$7,991,354	$—	$7,991,354
Banks	—	26,474,899	—	26,474,899
Capital Goods	1,641,990	34,069,273	—	35,711,263
Consumer Durables & Apparel	—	19,848,426	—	19,848,426
Consumer Services	—	7,272,832	—	7,272,832
Consumer, Cyclical	—	670,768	—	670,768
Diversified Financials	10,882,144	28,474,883	—	39,357,027
Energy	—	1,604,678	—	1,604,678
Food, Beverage & Tobacco	1,349,237	5,440,941	—	6,790,178
Materials	—	23,108,486	—	23,108,486
Media	4,339,398	4,659,550	—	8,998,948
Pharmaceuticals, Biotechnology	3,667,168	6,944,885	—	10,612,053
Real Estate	—	20,362,685	—	20,362,685
Retailing	3,257,722	4,970,691	—	8,228,413
Software & Services	2,277,728	26,345,551	—	28,623,279
Technology Hardware & Equipment	—	4,861,660	—	4,861,660
Telecommunication Services	—	2,368,204	—	2,368,204
Transportation	—	12,847,758	—	12,847,758
Utilities	—	13,926,778	—	13,926,778
Money Market Fund	123,995	—	—	123,995
Total	$27,539,382	$252,244,302	$—	$279,783,684

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $3,228,211 and transfers from Level 2 to Level 1 were $16,567,956. These transfers resulted primarily from changes in securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Automobiles & Components: 8.5%
22,205,900	Astra International Tbk PT #	$14,544,208
Banks: 26.1%
12,211,300	Bank Central Asia Tbk PT #	13,839,682
4,533,748	Bank Danamon Indonesia Tbk PT #	1,776,206
11,009,551	Bank Mandiri Persero Tbk PT #	10,499,472
13,571,032	Bank Negara Indonesia Persero Tbk PT #	7,492,335
11,021,900	Bank Rakyat Indonesia Tbk PT #	11,179,679
		44,787,374
Capital Goods: 3.9%
1,316,600	Gallant Venture Ltd. (SGD) * #	235,307
3,788,100	Pembangunan Perumahan Persero Tbk PT #	1,096,931
2,782,369	United Tractors Tbk PT #	4,630,311
5,840,200	Waskita Karya Persero Tbk PT #	793,152
		6,755,701
Diversified Financials: 2.5%
4,293,250	First Pacific Company Ltd. (HKD)	4,286,024
Energy: 4.8%
29,096,300	Adaro Energy Tbk PT #	2,108,659
4,039,550	Banpu PCL (NVDR) (THB) † #	3,659,156
39,981,600	Bumi Resources Tbk PT * #	238,272
719,400	Indo Tambangraya Megah Tbk PT #	927,346
1,273,000	Medco Energi Internasional Tbk PT #	301,494
1,215,700	Tambang Batubara Bukit Asam Tbk PT #	996,738
		8,231,665
Food, Beverage & Tobacco: 11.8%
573,200	Astra Agro Lestari Tbk PT #	1,063,942
13,126,500	Charoen Pokphand Indonesia Tbk PT #	3,557,398
19,500,500	Eagle High Plantations Tbk PT #	503,125
893,600	First Resources Ltd. (SGD) #	1,229,779
10,042,700	Golden Agri-Resources Ltd. (SGD) #	3,109,276
840,200	Gudang Garam Tbk PT #	3,275,907
2,015,700	Indofood Cbp Sukses Makmur Tbk PT #	2,259,472
7,987,000	Indofood Sukses Makmur Tbk PT #	4,548,298
5,089,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	672,103
		20,219,300
Household & Personal Products: 3.7%
2,082,200	Unilever Indonesia Tbk PT #	6,307,824
Insurance: 0.4%
26,216,300	Panin Financial Tbk PT * #	676,217
Materials: 7.5%
6,073,700	Aneka Tambang Tbk PT #	400,991
29,875,200	G-Resources Group Ltd. (HKD) * #	873,319
19,131,600	Hanson International Tbk PT * #	1,103,673
2,411,200	Indocement Tunggal Prakarsa Tbk PT #	4,038,406
3,796,200	International Nickel Indonesia Tbk PT #	937,888
5,288,000	Semen Gresik Persero Tbk PT #	5,513,179
		12,867,456
Media: 1.3%
5,166,400	Global Mediacom Tbk PT #	690,466
5,194,600	Media Nusantara Citra Tbk PT #	1,137,160
21,217,200	MNC Investama Tbk PT	485,196
		2,312,822
Pharmaceuticals, Biotechnology: 3.1%
36,670,700	Kalbe Farma Tbk PT #	5,232,158
Real Estate: 6.2%
17,159,100	Alam Sutera Realty Tbk PT #	727,012
15,709,600	Bumi Serpong Damai Tbk PT #	2,561,120
17,106,700	Ciputra Development Tbk PT #	1,926,894
32,328,800	Lippo Karawaci Tbk PT #	3,335,540
16,273,000	Summarecon Agung Tbk PT #	2,138,110
		10,688,676
Retailing: 5.3%
129,700	Jardine Cycle & Carriage Ltd. (SGD) #	3,875,833
3,450,600	Matahari Department Store Tbk PT #	5,189,064
		9,064,897
Telecommunication Services: 9.5%
1,482,800	Indosat Tbk PT * #	482,786
262,210	Telekomunikasi Indonesia Tbk PT (ADR)	11,416,623
3,578,000	Tower Bersama Infrastructure Tbk PT #	2,592,316
5,279,000	XL Axiata Tbk PT #	1,753,997
		16,245,722
Transportation: 1.2%
3,711,300	Jasa Marga Persero Tbk PT #	2,041,547
Utilities: 3.4%
15,877,100	Perusahaan Gas Negara Tbk PT #	5,819,401
Total Common Stocks (Cost: $200,030,063)		170,080,992
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $1,004,139)
Real Estate: 0.5%
3,244,300	Lippo Malls Indonesia Retail Trust	815,983
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $201,034,202)		170,896,975

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%
Repurchase Agreements: 1.1%
$872,774	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $872,777; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $890,229 including accrued interest)	872,774

1,000,000	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $1,020,002 including accrued interest)	1,000,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,872,774)		1,872,774
Total Investments: 100.8% (Cost: $202,906,976)		172,769,749
Liabilities in excess of other assets: (0.8)%		(1,361,054)
NET ASSETS: 100.0%		$171,408,695

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,785,575.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $153,893,149 which represents 89.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	15.2%	$25,921,927
Consumer Staples	15.5	26,527,124
Energy	4.8	8,231,665
Financials	35.8	61,254,274
Health Care	3.1	5,232,158
Industrials	5.2	8,797,248
Materials	7.5	12,867,456
Telecommunication Services	9.5	16,245,722
Utilities	3.4	5,819,401
	100.0%	$170,896,975

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$14,544,208	$—	$14,544,208
Banks	—	44,787,374	—	44,787,374
Capital Goods	—	6,755,701	—	6,755,701
Diversified Financials	4,286,024	—	—	4,286,024
Energy	—	8,231,665	—	8,231,665
Food, Beverage & Tobacco	—	20,219,300	—	20,219,300
Household & Personal Products	—	6,307,824	—	6,307,824
Insurance	—	676,217	—	676,217
Materials	—	12,867,456	—	12,867,456
Media	485,196	1,827,626	—	2,312,822
Pharmaceuticals, Biotechnology	—	5,232,158	—	5,232,158
Real Estate	—	10,688,676	—	10,688,676
Retailing	—	9,064,897	—	9,064,897
Telecommunication Services	11,416,623	4,829,099	—	16,245,722
Transportation	—	2,041,547	—	2,041,547
Utilities	—	5,819,401	—	5,819,401
Real Estate Investment Trust
Real Estate	815,983	—	—	815,983
Repurchase Agreements	—	1,872,774	—	1,872,774
Total	$17,003,826	$155,765,923	$—	$172,769,749

During the period ended March 31, 2015, transfers of securities from Level 2 to Level 1 were $3,603,543. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Banks: 5.6%
4,828,600	Bank Bukopin Tbk PT #	$261,909
3,963,600	Bank Pembangunan Daerah Jawa Timur Tbk PT #	166,634
		428,543
Capital Goods: 13.1%
1,172,600	Adhi Karya Persero Tbk PT #	273,454
5,331,200	Sitara Propertindo Tbk PT * #	193,298
4,625,700	Surya Semesta Internusa Tbk PT #	402,390
1,630,900	Total Bangun Persada Tbk PT #	124,779
		993,921
Energy: 19.5%
26,675,600	Benakat Integra Tbk PT #	204,043
6,954,700	Berau Coal Energy Tbk PT * #	38,821
29,195,400	Bumi Resources Tbk PT * #	173,991
3,975,400	Elnusa Tbk PT #	160,732
42,108,400	Energi Mega Persada Tbk PT * #	283,133
1,697,500	Energy Earth PCL (NVDR) (THB) #	245,043
661,000	Geo Energy Resources Ltd (SGD) *	93,004
1,041,600	Harum Energy Tbk PT #	119,434
370,700	RH PetroGas Ltd (SGD) * #	82,120
1,875,600	Soechi Lines Tbk PT * #	80,240
		1,480,561
Food, Beverage & Tobacco: 7.0%
1,165,900	Malindo Feedmill Tbk PT #	150,004
828,600	Sampoerna Agro PT #	119,200
1,624,800	Tiga Pilar Sejahtera Food Tbk #	260,058
		529,262
Materials: 0.7%
4,416,100	Bumi Resources Minerals Tbk PT *	49,987
Media: 2.4%
4,374,600	Visi Media Asia Tbk PT * #	178,989
Real Estate: 36.3%
5,382,100	Bekasi Fajar Industrial Estate Tbk PT #	238,208
3,594,900	Ciputra Property Tbk PT #	207,154
4,786,900	Eureka Prima Jakarta Tbk PT * #	212,474
7,023,200	Intiland Development Tbk PT #	308,383
21,506,121	Kawasan Industri Jababeka Tbk PT #	543,620
536,300	Lippo Cikarang Tbk PT * #	478,256
10,822,600	Modernland Realty Tbk PT #	421,555
8,312,100	Nirvana Development Tbk PT * #	144,589
21,689,600	Sentul City Tbk PT * #	200,415
		2,754,654
Retailing: 8.0%
8,290,000	Multipolar Tbk PT #	604,656
Technology Hardware & Equipment: 4.2%
1,541,100	Erajaya Swasembada Tbk PT * #	102,916
6,140,000	Sigmagold Inti Perkasa Tbk PT * #	216,002
		318,918
Transportation: 2.9%
1,225,700	Express Transindo Utama Tbk PT #	80,543
9,715,500	Nusantara Infrastructure Tbk PT * #	140,353
		220,896
Total Common Stocks (Cost: $8,724,366)		7,560,387
Other assets less liabilities: 0.3%		22,256
NET ASSETS: 100.0%		$7,582,643

NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,417,396 which represents 97.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	10.4%	$783,645
Consumer Staples	7.0	529,262
Energy	19.6	1,480,561
Financials	42.1	3,183,197
Industrials	16.1	1,214,817
Information Technology	4.2	318,918
Materials	0.6	49,987
	100.0%	$7,560,387

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$428,543	$—	$428,543
Capital Goods	—	993,921	—	993,921
Energy	93,004	1,387,557	—	1,480,561
Food, Beverage & Tobacco	—	529,262	—	529,262
Materials	49,987	—	—	49,987
Media	—	178,989	—	178,989
Real Estate	—	2,754,654	—	2,754,654
Retailing	—	604,656	—	604,656
Technology Hardware & Equipment	—	318,918	—	318,918
Transportation	—	220,896	—	220,896
Total	$142,991	$7,417,396	$—	$7,560,387

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Banks: 8.2%
257,961	Bank Hapoalim BM #	$1,241,180
346,555	Bank Leumi Le-Israel BM * #	1,285,959
6,206	FIBI Holdings Ltd. #	97,098
10,408	First International Bank of Israel Ltd. #	143,177
280,592	Israel Discount Bank Ltd. * #	474,053
35,025	Mizrahi Tefahot Bank Ltd. * #	355,659
		3,597,126
Capital Goods: 3.2%
6,854	Caesarstone Sdot-Yam Ltd. (USD)	416,106
31,962	Discount Investment Corp. #	59,833
6,642	Elbit Systems Ltd. #	478,136
11,203	Elco Holdings Ltd.	81,698
971	Electra Ltd. #	113,765
2,431	Plasson Industries Ltd. * #	81,899
75,500	Shikun & Binui Ltd. #	167,254
		1,398,691
Consumer Durables & Apparel: 0.9%
4,223	Delta-Galil Industries Ltd. #	125,268
4,373	Fox Wizel Ltd. #	101,193
7,720	SodaStream International Ltd. (USD) *	156,407
		382,868
Consumer Services: 0.3%
61,860	888 Holdings Plc (GBP)	139,583
Diversified Financials: 1.1%
18,131	Elron Electronic Industries Ltd. #	88,869
27,437	Meitav DS Investments Ltd.	75,135
3,560	Mivtach Shamir Holdings Ltd. * #	87,618
22,826	Plus500 Ltd. (GBP) #	231,039
		482,661
Energy: 4.4%
11,637	Alon USA Energy, Inc. (USD)	192,825
278	Delek Energy Systems Ltd. * #	121,489
1,315	Delek Group Ltd. #	338,642
17,445	Delek US Holdings, Inc. (USD)	693,439
18,779	Naphtha Israel Petroleum Corp. Ltd. * #	96,582
467,040	Oil Refineries Ltd. * #	164,148
2,018	Paz Oil Co. Ltd. #	295,041
		1,902,166
Food & Staples Retailing: 0.5%
3,256	Rami Levi Chain Stores Hashikma Marketing Ltd. #	130,666
43,613	Shufersal Ltd. #	97,719
		228,385
Food, Beverage & Tobacco: 1.0%
10,968	Osem Investments Ltd. #	219,475
12,642	Strauss Group Ltd. * #	197,746
		417,221
Health Care Equipment & Services: 1.5%
8,498	Brainsway Ltd. * #	73,526
12,811	Lumenis Ltd. (USD) *	153,348
15,867	Mazor Robotics Ltd. * #	89,169
43,862	PhotoMedex, Inc. (USD) *	88,163
4,213	ReWalk Robotics Ltd. (USD) * †	52,073
14,263	Syneron Medical Ltd. (USD) *	176,576
		632,855
Insurance: 1.6%
10,202	Clal Insurance Enterprises Holdings Ltd. * #	154,273
38,759	Harel Insurance Investments & Financial Services Ltd. #	180,313
11,652	Menorah Mivtachim Holdings Ltd. #	106,832
125,178	Migdal Insurance & Financial Holding Ltd. #	155,032
35,625	Phoenix Holdings Ltd. #	103,816
		700,266
Materials: 3.8%
11,168	Frutarom Industries Ltd. #	417,770
124,777	Israel Chemicals Ltd. #	886,780
988	Israel Corp. Ltd. #	344,361
		1,648,911
Pharmaceuticals, Biotechnology: 30.5%
20,312	Alcobra Ltd. (USD) *	114,357
89,505	Clal Biotechnology Industries Ltd. * #	119,452
16,990	Compugen Ltd. (USD) * †	119,779
10,191	Enzymotec Ltd. (USD) *	73,375
10,869	Evogene Ltd. * #	95,603
22,143	Kamada Ltd. * #	97,918
16,861	Medgenics, Inc. (USD) *	135,731
62,928	Opko Health, Inc. (USD) * †	891,690
32,844	Perrigo Co. Plc (USD)	5,437,324
38,648	Pluristem Therapeutics, Inc. (USD) * †	108,214
3,687	Taro Pharmaceutical Industries Ltd. (USD) *	519,978
90,047	Teva Pharmaceutical Industries Ltd. #	5,631,372
		13,344,793
Real Estate: 4.5%
72,825	Africa Israel Investments Ltd. * #	64,164
7,239	Africa Israel Properties Ltd. #	100,592
3,144	AL-ROV Israel Ltd. * #	94,185
46,521	Amot Investments Ltd. #	153,686
9,160	Azrieli Group #	377,098
375	Bayside Land Corp. #	115,497
2,104	Big Shopping Centers Ltd. #	104,415
50,473	Elbit Imaging Ltd. *	65,428
23,766	Gazit-Globe Ltd. #	293,716
58,480	Industrial Buildings Corp. #	64,194
15,547	Jerusalem Economy Ltd. #	55,477
3,776	Jerusalem Oil Exploration * #	125,993
5,559	Melisron Ltd. #	211,301
10,064	Nitsba Holdings Ltd. * #	161,493
		1,987,239
Retailing: 0.4%
14,651	Delek Automotive Systems Ltd.	172,495
Semiconductor: 3.7%
8,252	Ceva, Inc. (USD) *	175,933
11,053	DSP Group, Inc. (USD) *	132,415
10,371	EZchip Semiconductor Ltd. * #	198,560
10,937	Mellanox Technologies Ltd. (USD) *	495,884
12,947	Nova Measuring Instruments Ltd. * #	149,408
18,881	Sigma Designs, Inc. (USD) *	151,614
18,121	Tower Semiconductor Ltd. (USD) *	307,695
		1,611,509
Software & Services: 25.9%
14,950	Allot Communications Ltd. (USD) *	131,410
42,140	Amdocs Ltd. (USD)	2,292,416
9,500	Attunity Ltd. (USD) *	95,475
9,455	Borderfree, Inc. (USD) *	56,825
34,223	Check Point Software Technologies Ltd. (USD) *	2,805,259
14,688	Clicksoftware Technologies Ltd. (USD) *	129,108
47,935	Crossrider Plc (GBP) * #	72,832
3,689	CyberArk Software Ltd. (USD) * †	204,998
4,307	Formula Systems Ltd. #	112,374
6,233	Imperva, Inc. (USD) *	266,149
16,526	LivePerson, Inc. (USD) *	169,144
15,510	Magic Software Enterprises Ltd. #	99,888
28,759	Matomy Media Group Ltd. (GBP) *	85,172
20,852	Matrix IT Ltd. #	104,742
12,416	Mobileye NV (USD) *	521,844
15,399	NICE Systems Ltd. #	940,549
20,148	Perion Network Ltd. (USD) * †	67,697
52,095	Playtech Ltd. (GBP) #	599,662
27,491	SafeCharge International Group Ltd. (GBP) #	104,147
13,741	Sapiens International Corp. NV (USD) *	112,676
4,512	Varonis Systems, Inc. (USD) *	115,778
29,500	VeriFone Systems, Inc. (USD) *	1,029,255
16,495	Verint Systems, Inc. (USD) *	1,021,535
10,984	Wix.com Ltd. (USD) *	210,453
		11,349,388
Technology Hardware & Equipment: 3.9%
21,215	AudioCodes Ltd. (USD) *	97,589
68,928	Ceragon Networks Ltd. (USD) *	78,578
6,663	Ituran Location and Control Ltd. #	146,716
12,546	Orbotech Ltd. (USD) *	201,112
11,532	Radware Ltd. (USD) *	241,134
2,960	Silicom Ltd. (USD) †	122,810
12,286	Stratasys Ltd. (USD) * †	648,455
7,002	SuperCom Ltd. (USD) *	58,747
37,778	Telit Communications Plc (GBP) *	120,014
		1,715,155
Telecommunication Services: 2.5%
491,091	Bezeq The Israeli Telecommunication Corp. Ltd. #	915,080
20,258	Cellcom Israel Ltd. * #	97,774
30,454	Partner Communications Co. Ltd. * #	84,464
		1,097,318
Utilities: 1.4%
6,912	Kenon Holdings Ltd. *	133,836
12,992	Ormat Technologies, Inc. (USD)	493,956
		627,792
Total Common Stocks (Cost: $40,004,013)		43,436,422
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $194,582)
Real Estate: 0.5%
28,796	Alony Hetz Properties & Investments Ltd. #	221,983
MONEY MARKET FUND: 0.3% (Cost: $137,183)
137,183	Dreyfus Government Cash Management Fund	137,183
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $40,335,778)		43,795,588

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.6%
Repurchase Agreements: 2.6%
$1,000,000	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,020,000 including accrued interest)	1,000,000

121,803	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $121,803; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $124,239 including accrued interest)	121,803

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,121,803)		1,121,803
Total Investments: 102.7% (Cost: $41,457,581)		44,917,391
Liabilities in excess of other assets: (2.7)%		(1,163,082)
NET ASSETS: 100.0%		$43,754,309

GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,069,112.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,019,715 which represents 48.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.6%	$694,946
Consumer Staples	1.5	645,606
Energy	4.3	1,902,166
Financials	16.0	6,989,275
Health Care	31.9	13,977,648
Industrials	3.2	1,398,691
Information Technology	33.5	14,676,052
Materials	3.8	1,648,911
Telecommunication Services	2.5	1,097,318
Utilities	1.4	627,792
Money Market Fund	0.3	137,183
	100.0%	$43,795,588

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$3,597,126	$—	$3,597,126
Capital Goods	497,804	900,887	—	1,398,691
Consumer Durables & Apparel	156,407	226,461	—	382,868
Consumer Services	139,583	—	—	139,583
Diversified Financials	75,135	407,526	—	482,661
Energy	886,264	1,015,902	—	1,902,166
Food & Staples Retailing	—	228,385	—	228,385
Food, Beverage & Tobacco	—	417,221	—	417,221
Health Care Equipment & Services	470,160	162,695	—	632,855
Insurance	—	700,266	—	700,266
Materials	—	1,648,911	—	1,648,911
Pharmaceuticals, Biotechnology	7,400,448	5,944,345	—	13,344,793
Real Estate	65,428	1,921,811	—	1,987,239
Retailing	172,495	—	—	172,495
Semiconductor	1,263,541	347,968	—	1,611,509
Software & Services	9,315,194	2,034,194	—	11,349,388
Technology Hardware & Equipment	1,568,439	146,716	—	1,715,155
Telecommunication Services	—	1,097,318	—	1,097,318
Utilities	627,792	—	—	627,792
Real Estate Investment Trust
Real Estate	—	221,983	—	221,983
Money Market Fund	137,183	—	—	137,183
Repurchase Agreements	—	1,121,803	—	1,121,803
Total	$22,775,873	$22,141,518	$—	$44,917,391

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $649,337 and transfers from Level 2 to Level 1 were $562,044. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 33.2%
23,868	Alior Bank SA * #	$523,441
20,246	Bank Handlowy w Warszawie SA #	578,002
201,225	Bank Millennium SA #	351,943
30,220	Bank Pekao SA #	1,463,276
9,863	Bank Zachodni WBK SA #	896,471
7,367	BRE Bank SA #	854,514
476,339	Get Bank SA * #	211,888
149,573	Getin Holding SA * † #	81,923
168,178	PKO Bank Polski SA #	1,504,471
		6,465,929
Diversified Financials: 1.1%
16,559	Warsaw Stock Exchange #	212,249
Energy: 15.5%
70,998	Grupa Lotos SA * †	507,088
14,266	Lubelski Wegiel Bogdanka SA † #	315,349
73,700	Polski Koncern Naftowy Orlen SA #	1,149,912
725,330	Polskie Gornictwo Naftowe I Gazownictwo SA #	1,050,582
		3,022,931
Food & Staples Retailing: 6.4%
38,678	Eurocash SA #	333,264
72,681	Jeronimo Martins, SGPS SA (EUR) #	913,538
		1,246,802
Insurance: 7.2%
10,831	Powszechny Zaklad Ubezpieczen SA #	1,396,748
Materials: 9.3%
32,748	Jastrzebska Spolka Weglowa SA * † #	149,107
41,096	KGHM Polska Miedz SA #	1,298,118
308,172	Synthos SA #	357,016
		1,804,241
Media: 3.6%
63,232	Cyfrowy Polsat SA † #	415,710
61,007	TVN SA *	275,952
		691,662
Real Estate: 0.6%
80,770	Globe Trade Centre SA * †	119,935
Software & Services: 2.8%
34,835	Asseco Poland SA #	541,701
Telecommunication Services: 5.0%
75,511	Netia SA	117,504
344,571	Telekomunikacja Polska SA #	865,429
		982,933
Utilities: 15.4%
133,937	Enea SA	583,579
80,070	Energa SA #	525,031
220,329	Polska Grupa Energetyczna SA #	1,209,865
575,699	Tauron Polska Energia SA #	668,799
		2,987,274
Total Common Stocks (Cost: $25,083,635)		19,472,405
MONEY MARKET FUND: 0.2% (Cost: $37,444)
37,444	Dreyfus Government Cash Management Fund	37,444
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $25,121,079)		19,509,849

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1% (Cost: $599,689)
Repurchase Agreement: 3.1%
$599,689	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $599,691; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $611,683 including accrued interest)	599,689

Total Investments: 103.4% (Cost: $25,720,768)		20,109,538
Liabilities in excess of other assets: (3.4)%		(653,196)
NET ASSETS: 100.0%		$19,456,342

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $564,880.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,868,347 which represents 91.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.5%	$691,662
Consumer Staples	6.4	1,246,802
Energy	15.5	3,022,931
Financials	42.0	8,194,861
Information Technology	2.8	541,701
Materials	9.3	1,804,241
Telecommunication Services	5.0	982,933
Utilities	15.3	2,987,274
Money Market Fund	0.2	37,444
	100.0%	$19,509,849

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$6,465,929	$—	$6,465,929
Diversified Financials	—	212,249	—	212,249
Energy	507,088	2,515,843	—	3,022,931
Food & Staples Retailing	—	1,246,802	—	1,246,802
Insurance	—	1,396,748	—	1,396,748
Materials	—	1,804,241	—	1,804,241
Media	275,952	415,710	—	691,662
Real Estate	119,935	—	—	119,935
Software & Services	—	541,701	—	541,701
Telecommunication Services	117,504	865,429	—	982,933
Utilities	583,579	2,403,695	—	2,987,274
Money Market Fund	37,444	—	—	37,444
Repurchase Agreement	—	599,689	—	599,689
Total	$1,641,502	$18,468,036	$—	$20,109,538

During the period ended March 31, 2015, transfers of securities from Level 2 to Level 1 was $803,321. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.6%
Banks: 10.2%
24,481,068	Sberbank of Russia (ADR) #	$107,299,664
39,761,017	VTB Bank OJSC (GDR) # Reg S	79,893,481
		187,193,145
Energy: 36.4%
1,144,508	Eurasia Drilling Co. Ltd. (GDR) Reg S	21,974,554
3,214,835	Lukoil (ADR) #	148,584,147
1,229,522	Novatek OAO (GDR) # Reg S	91,775,616
29,904,280	OAO Gazprom (ADR) #	140,767,849
816,592	OAO TMK (GDR) # Reg S	2,468,911
19,340,014	Rosneft Oil Co. (GDR) # Reg S	82,962,104
14,315,400	Surgutneftegas OJSC (ADR) #	87,806,398
3,145,525	Tatneft (ADR) #	93,315,525
		669,655,104
Food & Staples Retailing: 10.5%
2,641,010	Lenta Ltd. (GDR) * # Reg S	20,422,228
2,808,201	Magnit OAO (GDR) # Reg S	142,912,887
1,205,232	O’Key Group SA (GDR) # Reg S	4,442,113
1,712,006	X5 Retail Group NV (GDR) * # Reg S	26,154,668
		193,931,896
Materials: 18.4%
28,101,624	Alrosa AO (USD) * #	34,832,890
6,248,124	Evraz Plc (GBP) #	17,358,617
6,268,365	JSC MMC Norilsk Nickel (ADR) #	111,736,910
1,853,208	Magnitogorsk Iron & Steel Works (GDR) # Reg S	6,119,183
2,278,882	Mechel OAO (ADR) *	2,825,814
1,391,941	Novolipetsk Steel (GDR) Reg S	18,582,412
3,071,726	Polymetal International (GBP) #	26,201,306
11,066,398	Polyus Gold International Ltd. (GBP) #	30,785,071
2,099,798	Raspadskaya OAO (USD) * #	1,512,144
2,918,443	Severstal OAO (GDR) # Reg S	32,806,927
25,210,000	United Company RUSAL Plc (HKD) * #	15,711,842
3,019,837	Uralkali OJSC (GDR) # Reg S	40,215,816
		338,688,932
Media: 0.2%
930,240	CTC Media, Inc. (USD)	3,683,750
Pharmaceuticals, Biotechnology: 0.3%
632,538	OTCPharm PJSC * §	1,980,515
927,896	Pharmstandard (GDR) * Reg S	3,925,000
		5,905,515
Real Estate: 0.4%
3,589,362	LSR Group (GDR) Reg S	8,147,852
Software & Services: 3.8%
1,442,393	Mail.ru Group Ltd. (GDR) * # Reg S	28,484,280
2,713,692	Yandex NV (USD) *	41,153,139
		69,637,419
Telecommunication Services: 9.3%
1,954,244	MegaFon OAO (GDR) # Reg S	31,100,152
8,398,781	Mobile TeleSystems OJSC (ADR)	84,827,688
2,583,040	Rostelecom OJSC (ADR) #	20,350,352
2,881,599	Sistema JSFC (GDR) Reg S	21,323,833
2,622,898	VimpelCom Ltd. (ADR)	13,743,986
		171,346,011
Transportation: 0.6%
665,612	Global Ports Investments Plc (GDR) Reg S	3,308,092
1,749,482	Globaltrans Investment Plc (GDR) # Reg S	7,869,760
		11,177,852
Utilities: 2.5%
167,359,304	E.ON Russia JSC (USD) * #	8,481,937
4,229,203,094	Federal Grid Co. Unified Energy System JSC (USD) * #	4,774,770
400,835,912	IDGC Holding JSC (USD) * #	3,490,880
346,396,315	Inter Rao Ues OAO (USD) * #	6,583,608
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	72,263
98,915,807	Mosenergo OAO (USD) *	1,221,017
21,145,668	RusHydro OAO (ADR) #	20,465,496
		45,089,971
Total Common Stocks (Cost: $2,351,845,744)		1,704,457,447
PREFERRED STOCKS: 7.6%
Banks: 0.7%
16,589,484	Sberbank of Russia (USD) * #	12,991,640
Energy: 6.9%
25,797	AK Transneft OAO (USD) * #	55,193,233
93,273,680	Surgutneftegas OJSC (USD) * #	71,267,994
		126,461,227
Total Preferred Stocks (Cost: $136,648,839)		139,452,867
MONEY MARKET FUND: 0.3% (Cost: $5,474,836)

5,474,836	Dreyfus Government Cash Management Fund	5,474,836
Total Investments: 100.5% (Cost: $2,493,969,419)		1,849,385,150
Liabilities in excess of other assets: (0.5)%		(8,957,798)
NET ASSETS: 100.0%		$1,840,427,352

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,617,212,662 which represents 87.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,052,778 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	0.2%	$3,683,750
Consumer Staples	10.5	193,931,896
Energy	43.0	796,116,331
Financials	11.3	208,332,637
Health Care	0.3	5,905,515
Industrials	0.6	11,177,852
Information Technology	3.8	69,637,419
Materials	18.3	338,688,932
Telecommunication Services	9.3	171,346,011
Utilities	2.4	45,089,971
Money Market Fund	0.3	5,474,836
	100.0%	$1,849,385,150

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$187,193,145	$—	$187,193,145
Energy	21,974,554	647,680,550	—	669,655,104
Food & Staples Retailing	—	193,931,896	—	193,931,896
Materials	21,408,226	317,280,706	—	338,688,932
Media	3,683,750	—	—	3,683,750
Pharmaceuticals, Biotechnology	5,905,515	—	—	5,905,515
Real Estate	8,147,852	—	—	8,147,852
Software & Services	41,153,139	28,484,280	—	69,637,419
Telecommunication Services	119,895,507	51,450,504	—	171,346,011
Transportation	3,308,092	7,869,760	—	11,177,852
Utilities	1,221,017	43,796,691	72,263	45,089,971
Preferred Stocks	—	139,452,867	—	139,452,867
Money Market Fund	5,474,836	—	—	5,474,836
Total	$232,172,488	$1,617,140,399	$72,263	$1,849,385,150

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Common Stocks
Utilities
Balance as of December 31, 2014	$62,180
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	10,083
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2015	$72,263

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $207,733,362 and transfers from Level 2 to Level 1 were $17,492,321. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.8%
Banks: 1.5%
377,231	TCS Group Holding Plc (GDR) Reg S	$905,354
Consumer Durables & Apparel: 8.5%
1,556,162	PIK Group (GDR) # Reg S	5,062,934
Diversified Financials: 2.5%
280,945	Vostok Nafta Investment Ltd (SEK) * #	1,495,627
Energy: 5.2%
58,828	CAT Oil AG (EUR) #	655,232
538,617	Exillon Energy Plc (GBP) *	1,039,451
455,981	OAO TMK (GDR) # Reg S	1,378,628
		3,073,311
Food & Staples Retailing: 4.2%
672,993	O’Key Group SA (GDR) # Reg S	2,480,444
Materials: 15.6%
60,078	Acron JSC (USD) *	2,343,080
843,555	Highland Gold Mining Ltd. (GBP) #	459,588
12,156,000	IRC Ltd. (HKD) * #	579,110
1,034,824	Magnitogorsk Iron & Steel Works (GDR) # Reg S	3,416,928
1,272,522	Mechel OAO (ADR) *	1,577,927
1,172,522	Raspadskaya OAO (USD) * #	844,378
		9,221,011
Media: 7.6%
519,445	CTC Media, Inc. (USD)	2,057,002
919,806	ITE Group Plc (GBP)	2,464,643
		4,521,645
Pharmaceuticals, Biotechnology: 4.6%
175,600	OTCPharm PJSC * §	549,814
518,135	Pharmstandard (GDR) * Reg S	2,191,711
		2,741,525
Real Estate: 12.8%
865,671	Etalon Group Ltd. (GDR) # Reg S	1,840,103
2,004,283	LSR Group (GDR) Reg S	4,549,722
1,639,929	Raven Russia Ltd. (GBP) * #	1,200,628
		7,590,453
Software & Services: 4.9%
121,183	Qiwi Plc (ADR)	2,910,816
Transportation: 8.7%
4,526,806	Aeroflot - Russian Airlines OJSC (USD) * #	2,640,662
557,692	Globaltrans Investment Plc (GDR) # Reg S	2,508,687
		5,149,349
Utilities: 16.7%
2,361,571,200	Federal Grid Co. Unified Energy System JSC (USD) * #	2,666,214
223,823,200	IDGC Holding JSC (USD) * #	1,949,276
193,421,600	Inter Rao Ues OAO (USD) * #	3,676,171
55,232,800	Mosenergo OAO (USD) *	681,794
235,306,600	OGK-2 OAO (USD) * #	908,519
		9,881,974
Total Common Stocks (Cost: $78,646,899)		55,034,443
PREFERRED STOCK: 7.9% (Cost: $4,531,169)
Energy: 7.9%
2,184	AK Transneft OAO (USD) * #	4,672,715
MONEY MARKET FUND: 0.2% (Cost: $86,585)
86,585	Dreyfus Government Cash Management Fund	86,585
Total Investments: 100.9% (Cost: $83,264,653)		59,793,743
Liabilities in excess of other assets: (0.9)%		(514,622)
NET ASSETS: 100.0%		$59,279,121

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $38,435,844 which represents 64.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $549,814 which represents 0.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	16.0%	$9,584,579
Consumer Staples	4.2	2,480,444
Energy	13.0	7,746,026
Financials	16.7	9,991,434
Health Care	4.6	2,741,525
Industrials	8.6	5,149,349
Information Technology	4.9	2,910,816
Materials	15.4	9,221,011
Utilities	16.5	9,881,974
Money Market Fund	0.1	86,585
	100.0%	$59,793,743

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$905,354	$—	$—	$905,354
Consumer Durables & Apparel	—	5,062,934	—	5,062,934
Diversified Financials	—	1,495,627	—	1,495,627
Energy	1,039,451	2,033,860	—	3,073,311
Food & Staples Retailing	—	2,480,444	—	2,480,444
Materials	3,921,007	5,300,004	—	9,221,011
Media	4,521,645	—	—	4,521,645
Pharmaceuticals, Biotechnology	2,741,525	—	—	2,741,525
Real Estate	4,549,722	3,040,731	—	7,590,453
Software & Services	2,910,816	—	—	2,910,816
Transportation	—	5,149,349	—	5,149,349
Utilities	681,794	9,200,180	—	9,881,974
Preferred Stock
Energy	—	4,672,715	—	4,672,715
Money Market Fund	86,585	—	—	86,585
Total	$21,357,899	$38,435,844	$—	$59,793,743

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $10,452,450 and transfers from Level 2 to Level 1 were $7,661,562. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 1.0%
1,403,380	Danang Rubber JSC #	$3,946,555
Banks: 16.2%
18,482,488	Bank for Foreign Trade of Vietnam JSC #	30,065,995
30,707,211	Saigon Thuong Tin Commercial JSB *	26,639,984
27,214,900	Saigon-Hanoi Commercial Joint Stock Bank	10,858,183
		67,564,162
Capital Goods: 6.6%
8,842,460	Becamex Infrastructure Development JSC #	4,562,818
36,432,151	Tan Tao Investment Industry Corp. * #	11,639,560
19,671,997	Viet Nam Construction & Import-Export JSC #	11,408,705
		27,611,083
Consumer Durables & Apparel: 5.6%
619,964	Hansae Co Ltd. (KRW) #	23,331,833
Consumer Services: 4.4%
36,591,694	Donaco International Ltd. (AUD) ‡ * † #	18,432,152
Diversified Financials: 7.6%
20,621,494	HAGL JSC *	19,612,184
18,428,016	Ocean Group JSC ‡ *	3,932,678
8,531,056	Saigon Securities, Inc. #	8,000,079
		31,544,941
Energy: 15.7%
15,777,150	Petroleum Technical Services Corp.	16,542,036
68	Petrovietnam Construction Co. *	14
4,188,361	Petrovietnam Drilling & Well Services JSC #	8,684,140
13,752,005	Petrovietnam Transportation Corp. ‡ * #	8,087,830
9,803,506	Premier Oil Plc (GBP) #	19,081,521
5,614,735	Soco International Plc (GBP) #	12,987,339
		65,382,880
Food, Beverage & Tobacco: 16.8%
30,814,400	Charoen Pokphand Foods (NVDR) (THB) #	21,298,915
8,168,320	Kinh Do Corp.	17,052,860
8,861,930	Masan Group Corp. *	31,657,092
		70,008,867
Insurance: 4.4%
11,494,686	Bao Viet Holdings	18,237,915
Materials: 4.6%
14,002,940	PetroVietnam Fertilizer & Chemical JSC	18,969,420
Real Estate: 14.3%
22,452,790	FLC Group JSC ‡ *	11,666,493
18,541,910	Kinh Bac City Development Share Holding Corp. *	13,763,422
15,638,599	Vingroup JSC #	34,073,739
		59,503,654
Retailing: 0.1%
698,900	Parkson Holdings Bhd (MYR) *	413,282
Transportation: 0.0%
6	Gemadept Corp.	8
Utilities: 2.6%
10,260,170	Pha Lai Thermal Power JSC	10,900,389
Total Common Stocks (Cost: $447,633,231)		415,847,141
WARRANTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
32	Minor International PCL Warrants (THB 40.00, expiring 11/03/17) # *	4
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $447,633,231)		415,847,145

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8%
Repurchase Agreements: 0.8%
$1,000,000	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,020,000 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $1,020,002 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $1,020,000 including accrued interest)	1,000,000

349,382	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $349,383; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $356,370 including accrued interest)	349,382

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,349,382)		3,349,382
Total Investments: 100.7% (Cost: $450,982,613)		419,196,527
Liabilities in excess of other assets: (0.7)%		(2,877,719)
NET ASSETS: 100.0%		$416,318,808

AUD	Australian Dollar
GBP	British Pound
KRW	Korean Won
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,934,198.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $215,601,185 which represents 51.8% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2015 is set forth below:

Affiliates	Value as of December 31, 2014	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2015
Donaco International Ltd.	$17,502,554	$7,871,937	$3,348,231	$122,767	$—	$18,432,152
FLC Group JSC	8,672,590	4,034,276	1,184,762	(81,655)	—	11,666,493
Ocean Group JSC	5,247,645	1,142,984	467,969	(609,375)	—	3,932,678
Petrovietnam Transportation Corp.	9,849,715	1,119,720	1,964,868	(479,185)	—	8,087,830
Tan Tao Investment Industry Corp. (a)	13,732,325	1,686,526	1,748,306	(93,823)	—	—
	$55,004,829	$15,855,443	$8,714,136	$(1,141,271)	$—	$42,119,153

(a)	Not an affiliate at the end of the reporting period

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	11.1%	$46,123,826
Consumer Staples	16.8	70,008,867
Energy	15.7	65,382,880
Financials	42.5	176,850,672
Industrials	6.7	27,611,091
Materials	4.6	18,969,420
Utilities	2.6	10,900,389
	100.0%	$415,847,145

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,946,555	$—	$3,946,555
Banks	37,498,167	30,065,995	—	67,564,162
Capital Goods	—	27,611,083	—	27,611,083
Consumer Durables & Apparel	—	23,331,833	—	23,331,833
Consumer Services	—	18,432,152	—	18,432,152
Diversified Financials	23,544,862	8,000,079	—	31,544,941
Energy	16,542,050	48,840,830	—	65,382,880
Food, Beverage & Tobacco	48,709,952	21,298,915	—	70,008,867
Insurance	18,237,915	—	—	18,237,915
Materials	18,969,420	—	—	18,969,420
Real Estate	25,429,915	34,073,739	—	59,503,654
Retailing	413,282	—	—	413,282
Transportation	8	—	—	8
Utilities	10,900,389	—	—	10,900,389
Warrants
Consumer Services	—	4	—	4
Repurchase Agreements	—	3,349,382	—	3,349,382
Total	$200,245,960	$218,950,567	$—	$419,196,527

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $46,796,332 and transfers from Level 2 to Level 1 were $86,636,615. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes–As of March 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$108,977,066	$16,932,130	$(26,911,433)	$(9,979,303)
Brazil Small-Cap ETF	143,662,806	4,937,203	(66,553,759)	(61,616,556)
ChinaAMC A-Share ETF	70,908,404	34,383,077	(618,509)	33,764,568
ChinaAMC SME-ChiNext ETF	32,357,875	11,961,906	(32,002)	11,929,904
Egypt Index ETF	53,410,418	12,919,777	(12,629,588)	290,189
Gulf States Index ETF	14,592,552	4,350,588	(2,839,570)	1,511,018
India Small-Cap Index ETF	241,970,419	69,236,426	(31,423,161)	37,813,265
Indonesia Index ETF	203,065,076	13,466,769	(43,762,096)	(30,295,327)
Indonesia Small-Cap ETF	9,020,900	643,199	(2,103,712)	(1,460,513)
Israel ETF	41,498,888	7,553,170	(4,134,667)	3,418,503
Poland ETF	25,814,837	150,808	(5,856,107)	(5,705,299)
Russia ETF	2,558,724,886	19,396,635	(728,736,371)	(709,339,736)
Russia Small-Cap ETF	85,553,969	3,278,851	(29,039,077)	(25,760,226)
Vietnam ETF	486,018,922	40,354,752	(107,177,147)	(66,822,395)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 26, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2015